INDEPENDENCE
ONE(R)
EQUITY
PLUS
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1996


[LOGO]
MICHIGAN
NATIONAL
BANK
Investment Adviser


  [LOGO]    Federated Investors
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.

[LOGO]
Independence One
Mutual Funds

Cusip 453777872
G01200-06 (12/96)
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of Independence One Equity Plus Fund which covers the six-month period from May 1, 1996 through October 31, 1996. Inside, you will find complete financial information for the fund--beginning with the portfolio manager's discussion, followed by a list of fund holdings and the financial statements.

Your money is at work where it can grow over time--in a diversified portfolio of high-quality stocks that include many household names like American Express, AT&T, Black & Decker, Boeing, Chrysler, Coca-Cola, Disney, DuPont, Hewlett Packard, Intel, Johnson & Johnson, K-Mart, McDonald's, Ralston Purina, and Xerox.

In an extremely favorable environment for stocks, the fund produced a six-month total return of 8.60%.* This return was the result of a 7% increase in net asset value and distributions consisting of $0.11 per share in dividend income and $0.05 per share in capital gains. The fund ended the period with total net assets of $151.1 million.

Thank you for selecting Independence One Equity Plus Fund to help your money grow in pursuit of your long-term financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,
/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1996
* Peformance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Q Can you comment on the stock market that, while experiencing a few stumbles, continued to reach record levels during the period?

A Investors (both domestic and foreign) have continued to pour record amounts of money into equity mutual funds. This interest has been fueled by consumer confidence, improving productivity, steady growth, and rising profits. Interest rates have remained low. The unemployment rate has been low, while inflation has remained under control.

Q In this environment, what was the total return as of October 31, 1996, of Independence One Equity Plus Fund during the six-month reporting period ended October 31, 1996 compared to that of its benchmark, the Standard &
Poor's 100 Composite Price Index ("S&P 100")*?

A For the six-month period ended October 31, 1996, the fund's total return was 8.60%, while the S&P 100 was 9.15%.** The lag in the fund was caused by management fees and a small cash position that was needed in the fund to cover any liquidations.

Q The fund's portfolio is managed generally to replicate the composition of the S&P 100. What is the difference between the S&P 100 and the well-known Standard & Poor's 500 Composite Stock Index ("S&P 500")*?

A The S&P 500 is a capitalization-weighted index based on 500 stocks which replicates the aggregate performance of all major industries in the broad domestic economy. The S&P 100 is a capitalization-weighted index based on
100 of the highly capitalized stocks included in the S&P 500 which have options listed on the Chicago Board Options Exchange.

 * Standard & Poor's 100 Composite Stock Index and Standard and Poor's 500 Composite Stock Index are composite indexes of common stocks in industry, transportation, and financial and public utility companies and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. These indexes are unmanaged and investments cannot be made in an index. Standard & Poor's, "S&P", "S&P 500" and "S&P 100" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Equity Plus Fund. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's.

** Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

Q    What were the fund's top five holdings as of October 31, 1996?

A

                     NAME             % OF PORTFOLIO
1.         General Electric Co.              6.85%
2.         Coca-Cola Co.                     5.40%
3.         Exxon Corp.                       4.72%
4.         Intel Corp.                       3.88%
5.         Merck & Co., Inc.                 3.87%


Q As 1996 draws to a close with mixed economic signals and a market that could continue to climb, what do you foresee in 1997?

A We are cautiously optimistic as 1997 approaches. It is reasonable to assume that there will be a pull-back in the equity market. The decline would be considered both normal and healthy, especially as the market has so rapidly and continuously set record highs.

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--97.4%
-------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE--3.3%
              -----------------------------------------------------------------------------------
      22,565  Boeing Co.                                                                           $    2,152,137
              -----------------------------------------------------------------------------------
       4,081  General Dynamics Corp.                                                                      280,059
              -----------------------------------------------------------------------------------
      15,305  Raytheon Co.                                                                                753,771
              -----------------------------------------------------------------------------------
      14,145  Rockwell International Corp.                                                                777,975
              -----------------------------------------------------------------------------------
       7,886  United Technologies Corp.                                                                 1,015,323
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,979,265
              -----------------------------------------------------------------------------------  --------------
              AUTOMOTIVE--4.3%
              -----------------------------------------------------------------------------------
      43,107  Chrysler Corp.                                                                            1,449,473
              -----------------------------------------------------------------------------------
      76,581  Ford Motor Co.                                                                            2,393,156
              -----------------------------------------------------------------------------------
      48,951  General Motors Corp.                                                                      2,637,235
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,479,864
              -----------------------------------------------------------------------------------  --------------
              BANKING--2.1%
              -----------------------------------------------------------------------------------
      23,304  BankAmerica Corp.                                                                         2,132,316
              -----------------------------------------------------------------------------------
      20,497  First Chicago NBD Corp.                                                                   1,045,347
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,177,663
              -----------------------------------------------------------------------------------  --------------
              CAPITAL GOODS--1.6%
              -----------------------------------------------------------------------------------
      18,497  Homestake Mining Co.                                                                        263,582
              -----------------------------------------------------------------------------------
      27,142  Minnesota Mining & Manufacturing Co.                                                      2,079,756
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,343,338
              -----------------------------------------------------------------------------------  --------------
              CHEMICALS--4.2%
              -----------------------------------------------------------------------------------
      15,884  Dow Chemical Co.                                                                          1,234,981
              -----------------------------------------------------------------------------------
      36,330  Du Pont (E.I.) de Nemours & Co.                                                           3,369,608
              -----------------------------------------------------------------------------------
       4,802  Mallinckrodt, Inc.                                                                          208,887
              -----------------------------------------------------------------------------------
      37,963  Monsanto Co.                                                                              1,504,284
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     6,317,760
              -----------------------------------------------------------------------------------  --------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              COMMERCIAL--1.3%
              -----------------------------------------------------------------------------------
      35,586  Ameritech Corp.                                                                      $    1,948,334
              -----------------------------------------------------------------------------------  --------------
              COMPUTERS--8.2%
              -----------------------------------------------------------------------------------
       4,429 (a) Ceridian Corp.                                                                           219,789
              -----------------------------------------------------------------------------------
      41,913 (a) Cisco Systems, Inc.                                                                    2,593,367
              -----------------------------------------------------------------------------------
       4,867 (a) Computer Sciences Corp.                                                                  361,375
              -----------------------------------------------------------------------------------
      66,203  Hewlett-Packard Co.                                                                       2,921,207
              -----------------------------------------------------------------------------------
      34,156  International Business Machines Corp.                                                     4,406,124
              -----------------------------------------------------------------------------------
      42,363 (a) Oracle Corp.                                                                           1,792,484
              -----------------------------------------------------------------------------------
      11,228 (a) Unisys Corp.                                                                              70,175
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    12,364,521
              -----------------------------------------------------------------------------------  --------------
              CONSUMER--1.0%
              -----------------------------------------------------------------------------------
      30,715  American Express Co.                                                                      1,443,605
              -----------------------------------------------------------------------------------  --------------
              COSMETICS & PERSONAL CARE--0.5%
              -----------------------------------------------------------------------------------
       8,615  Avon Products, Inc.                                                                         467,363
              -----------------------------------------------------------------------------------
       7,170  International Flavors & Fragrances, Inc.                                                    296,659
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       764,022
              -----------------------------------------------------------------------------------  --------------
              ELECTRIC--0.9%
              -----------------------------------------------------------------------------------
      14,766  Entergy Corp.                                                                               413,448
              -----------------------------------------------------------------------------------
      43,620  Southern Co.                                                                                965,093
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,378,541
              -----------------------------------------------------------------------------------  --------------
              ELECTRICAL EQUIPMENT--7.5%
              -----------------------------------------------------------------------------------
       5,678  Black & Decker Corp.                                                                        212,215
              -----------------------------------------------------------------------------------
      10,069 (a) Digital Equipment Corp.                                                                  297,035
              -----------------------------------------------------------------------------------
     106,923  General Electric Co.                                                                     10,344,800
              -----------------------------------------------------------------------------------
       8,195  Honeywell, Inc.                                                                             509,114
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    11,363,164
              -----------------------------------------------------------------------------------  --------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              ELECTRONICS--4.8%
              -----------------------------------------------------------------------------------
      14,214  AMP, Inc.                                                                            $      481,499
              -----------------------------------------------------------------------------------
      53,252  Intel Corp.                                                                               5,851,064
              -----------------------------------------------------------------------------------
       8,950 (a) National Semiconductor Corp.                                                             172,288
              -----------------------------------------------------------------------------------
       2,950  Polaroid Corp.                                                                              119,844
              -----------------------------------------------------------------------------------
       2,123  Tektronix, Inc.                                                                              83,062
              -----------------------------------------------------------------------------------
      12,276  Texas Instruments, Inc.                                                                     590,783
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,298,540
              -----------------------------------------------------------------------------------  --------------
              ENTERTAINMENT--2.0%
              -----------------------------------------------------------------------------------
      43,920  Disney (Walt) Co.                                                                         2,893,230
              -----------------------------------------------------------------------------------
       6,663 (a) Harrah's Entertainment, Inc.                                                             111,605
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     3,004,835
              -----------------------------------------------------------------------------------  --------------
              FINANCIAL SERVICES--2.7%
              -----------------------------------------------------------------------------------
      31,124  Citicorp                                                                                  3,081,276
              -----------------------------------------------------------------------------------
       8,881  Great Western Financial Corp.                                                               248,668
              -----------------------------------------------------------------------------------
      10,921  Merrill Lynch & Co., Inc.                                                                   767,200
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,097,144
              -----------------------------------------------------------------------------------  --------------
              FOOD & BEVERAGE--9.6%
              -----------------------------------------------------------------------------------
     161,428  Coca-Cola Co.                                                                             8,152,114
              -----------------------------------------------------------------------------------
      23,946  Heinz (H.J.) Co.                                                                            850,083
              -----------------------------------------------------------------------------------
      45,278  McDonald's Corp.                                                                          2,009,211
              -----------------------------------------------------------------------------------
     101,431  PepsiCo, Inc.                                                                             3,004,893
              -----------------------------------------------------------------------------------
       6,859  Ralston Purina Co.                                                                          453,551
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    14,469,852
              -----------------------------------------------------------------------------------  --------------
              FOREST PRODUCTS & PAPER--1.2%
              -----------------------------------------------------------------------------------
       3,139  Boise Cascade Corp.                                                                          97,309
              -----------------------------------------------------------------------------------
       6,184  Champion International Corp.                                                                269,004
              -----------------------------------------------------------------------------------
      19,422  International Paper Co.                                                                     830,291
              -----------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              FOREST PRODUCTS & PAPER--CONTINUED
              -----------------------------------------------------------------------------------
      12,841  Weyerhaeuser Co.                                                                     $      589,081
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,785,685
              -----------------------------------------------------------------------------------  --------------
              HOMEBUILDERS--0.2%
              -----------------------------------------------------------------------------------
       5,412  Fluor Corp.                                                                                 354,486
              -----------------------------------------------------------------------------------  --------------
              HOUSEHOLD PRODUCTS--0.6%
              -----------------------------------------------------------------------------------
       9,509  Colgate-Palmolive Co.                                                                       874,828
              -----------------------------------------------------------------------------------  --------------
              INSURANCE--3.3%
              -----------------------------------------------------------------------------------
      13,247  American General Corp.                                                                      493,451
              -----------------------------------------------------------------------------------
      30,403  American International Group, Inc.                                                        3,302,526
              -----------------------------------------------------------------------------------
       4,919  CIGNA Corp.                                                                                 641,929
              -----------------------------------------------------------------------------------
       7,595  ITT Hartford Group, Inc.                                                                    478,485
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     4,916,391
              -----------------------------------------------------------------------------------  --------------
              MANUFACTURING--1.3%
              -----------------------------------------------------------------------------------
      11,262  Allegheny Teledyne, Inc.                                                                    240,721
              -----------------------------------------------------------------------------------
      21,816  Eastman Kodak Co.                                                                         1,739,826
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,980,547
              -----------------------------------------------------------------------------------  --------------
              MEDICAL SUPPLIES--1.5%
              -----------------------------------------------------------------------------------
      17,646  Baxter International, Inc.                                                                  734,515
              -----------------------------------------------------------------------------------
      43,430  Columbia/HCA Healthcare Corp.                                                             1,552,622
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,287,137
              -----------------------------------------------------------------------------------  --------------
              METALS & MINING--0.4%
              -----------------------------------------------------------------------------------
      11,275  Aluminum Co. of America                                                                     660,997
              -----------------------------------------------------------------------------------  --------------
              OFFICE EQUIPMENT--0.8%
              -----------------------------------------------------------------------------------
       2,515  Harris Corp.                                                                                157,502
              -----------------------------------------------------------------------------------
      21,031  Xerox Corp.                                                                                 975,313
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     1,132,815
              -----------------------------------------------------------------------------------  --------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              OIL--11.5%
              -----------------------------------------------------------------------------------
      32,191  Amoco Corp.                                                                          $    2,438,468
              -----------------------------------------------------------------------------------
      10,414  Atlantic Richfield Co.                                                                    1,379,855
              -----------------------------------------------------------------------------------
       9,360  Baker Hughes, Inc.                                                                          333,450
              -----------------------------------------------------------------------------------
       6,836  Coastal Corp.                                                                               293,948
              -----------------------------------------------------------------------------------
      80,413  Exxon Corp.                                                                               7,126,602
              -----------------------------------------------------------------------------------
       8,090  Halliburton Co.                                                                             458,096
              -----------------------------------------------------------------------------------
      25,504  Mobil Corp.                                                                               2,977,592
              -----------------------------------------------------------------------------------
      20,916  Occidental Petroleum Corp.                                                                  512,442
              -----------------------------------------------------------------------------------
      15,862  Schlumberger Ltd.                                                                         1,572,321
              -----------------------------------------------------------------------------------
       6,794  Williams Cos., Inc. (The)                                                                   354,987
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    17,447,761
              -----------------------------------------------------------------------------------  --------------
              PHARMACEUTICALS--9.7%
              -----------------------------------------------------------------------------------
      32,479  Bristol-Myers Squibb Co.                                                                  3,434,654
              -----------------------------------------------------------------------------------
      86,292  Johnson & Johnson                                                                         4,249,881
              -----------------------------------------------------------------------------------
      78,774  Merck & Co., Inc.                                                                         5,839,123
              -----------------------------------------------------------------------------------
      32,917  Pharmacia & Upjohn, Inc.                                                                  1,185,012
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    14,708,670
              -----------------------------------------------------------------------------------  --------------
              RECREATION--0.1%
              -----------------------------------------------------------------------------------
       6,366  Brunswick Corp.                                                                             149,601
              -----------------------------------------------------------------------------------  --------------
              RETAIL--4.8%
              -----------------------------------------------------------------------------------
      31,473  K Mart Corp.                                                                                306,862
              -----------------------------------------------------------------------------------
      17,538  Limited, Inc.                                                                               322,261
              -----------------------------------------------------------------------------------
      16,176  May Department Stores Co.                                                                   766,338
              -----------------------------------------------------------------------------------
      25,346  Sears, Roebuck & Co.                                                                      1,226,113
              -----------------------------------------------------------------------------------
       3,851  Tandy Corp.                                                                                 144,894
              -----------------------------------------------------------------------------------
      17,721 (a) Toys R Us, Inc.                                                                          600,299
              -----------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
              RETAIL--CONTINUED
              -----------------------------------------------------------------------------------
     148,512  Wal-Mart Stores, Inc.                                                                $    3,954,132
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     7,320,899
              -----------------------------------------------------------------------------------  --------------
              STEEL--0.0%
              -----------------------------------------------------------------------------------
       7,185 (a) Bethlehem Steel Corp.                                                                     58,378
              -----------------------------------------------------------------------------------  --------------
              TELECOMMUNICATIONS--5.8%
              -----------------------------------------------------------------------------------
     104,406  AT&T Corp.                                                                                3,641,159
              -----------------------------------------------------------------------------------
      28,347  Bell Atlantic Corp.                                                                       1,707,907
              -----------------------------------------------------------------------------------
      44,526  MCI Communications Corp.                                                                  1,118,716
              -----------------------------------------------------------------------------------
      28,390  NYNEX Corp.                                                                               1,263,355
              -----------------------------------------------------------------------------------
      16,731  Northern Telecom Ltd.                                                                     1,089,606
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     8,820,743
              -----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--1.5%
              -----------------------------------------------------------------------------------
       9,910  Burlington Northern Santa Fe                                                                816,336
              -----------------------------------------------------------------------------------
       5,118  Delta Air Lines, Inc.                                                                       362,738
              -----------------------------------------------------------------------------------
       3,687 (a) Federal Express Corp.                                                                    296,804
              -----------------------------------------------------------------------------------
       8,161  Norfolk Southern Corp.                                                                      727,349
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                     2,203,227
              -----------------------------------------------------------------------------------  --------------
              UTILITIES-ELECTRIC--0.6%
              -----------------------------------------------------------------------------------
      12,137  American Electric Power Co., Inc.                                                           503,685
              -----------------------------------------------------------------------------------
      13,956  Unicom Corp.                                                                                362,856
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                       866,541
              -----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $118,898,348)                                      146,999,154
              -----------------------------------------------------------------------------------  --------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(b) REPURCHASE AGREEMENT--2.6%
-------------------------------------------------------------------------------------------------
$  3,920,000  First Chicago Capital Markets, Inc., 5.50%, dated 10/31/1996,
              due 11/1/1996 (AT AMORTIZED COST)                                                    $    3,920,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $122,818,348)(c)                                  $  150,919,154
              -----------------------------------------------------------------------------------  --------------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $122,818,348. The net unrealized appreciation of investments on a federal tax basis amounts to $28,100,806 which is comprised of $29,611,804 appreciation and $1,510,998 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($151,120,129) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $122,818,348)                                                              $  150,919,154
--------------------------------------------------------------------------------------------------
Cash                                                                                                           235
--------------------------------------------------------------------------------------------------
Income receivable                                                                                          224,507
--------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           19,206
--------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                      151,163,102
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            42,973
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 12,382,020 shares outstanding                                                        $  151,120,129
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  122,901,806
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              28,100,806
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                               (40,117)
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        157,634
--------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                               $  151,120,129
--------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
$151,120,129 / 12,382,020 shares outstanding                                                                $12.20
--------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $   1,378,128
---------------------------------------------------------------------------------------------------
Interest                                                                                                   110,466
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                        1,488,594
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Investment advisory fee                                                                 $   263,707
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    72,695
--------------------------------------------------------------------------------------
Custodian fees                                                                               22,080
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     14,536
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       736
--------------------------------------------------------------------------------------
Auditing fees                                                                                 4,968
--------------------------------------------------------------------------------------
Legal fees                                                                                    1,288
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    25,208
--------------------------------------------------------------------------------------
Share registration costs                                                                     13,616
--------------------------------------------------------------------------------------
Printing and postage                                                                          2,576
--------------------------------------------------------------------------------------
Insurance premiums                                                                            1,104
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,024
--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         424,538
--------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $(131,854)
-------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                          (39,550)
-------------------------------------------------------------------------  -----------
     Total waivers                                                                         (171,404)
--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     253,134
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                     1,235,460
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                           (12,508)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    10,186,463
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                    10,173,955
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  11,409,415
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           PERIOD ENDED
                                                                           OCTOBER 31, 1996      APRIL 30, 1996*
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                      $      1,235,460      $      1,003,299
----------------------------------------------------------------------
Net realized gain (loss) on investments ($12,508 net loss and $593,968
net gain, respectively, as computed for federal tax purposes)                       (12,508)              566,391
----------------------------------------------------------------------
Net change in unrealized appreciation                                            10,186,463            17,914,343
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from operations                              11,409,415            19,484,033
----------------------------------------------------------------------  ----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                         (1,159,060)             (922,065)
----------------------------------------------------------------------
Distributions from net realized gains                                              (594,000)            --
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from distributions to shareholders           (1,753,060)             (922,065)
----------------------------------------------------------------------  ----------------------  ------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                     32,628,203            98,945,293
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            1,144,456                 6,353
----------------------------------------------------------------------
Cost of shares redeemed                                                          (4,917,863)           (4,904,636)
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from share transactions                      28,854,796            94,047,010
----------------------------------------------------------------------  ----------------------  ------------------
       Change in net assets                                                      38,511,151           112,608,978
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                             112,608,978                     0
----------------------------------------------------------------------  ----------------------  ------------------
End of period (including undistributed net investment income of
$157,634 and $81,234, respectively)                                        $    151,120,129      $    112,608,978
----------------------------------------------------------------------  ----------------------  ------------------


* For the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            SIX MONTHS
                                                                               ENDED
                                                                            (UNAUDITED)            PERIOD ENDED
                                                                         OCTOBER 31, 1996        APRIL 30, 1996(a)
--------------------------------------------------------------------     ----------------        -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   11.39               $   10.00
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                           0.11                    0.11
--------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                          0.86                    1.38
--------------------------------------------------------------------           -------                 -------
  Total from investment operations                                                0.97                    1.49
--------------------------------------------------------------------           -------                 -------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                       (0.11)                  (0.10)
--------------------------------------------------------------------
  Distributions from net realized gain on investments                            (0.05)                 --
--------------------------------------------------------------------           -------                 -------
  Total distributions                                                            (0.16)                  (0.10)
--------------------------------------------------------------------           -------                 -------
NET ASSET VALUE, END OF PERIOD                                               $   12.20               $   11.39
--------------------------------------------------------------------           -------                 -------
TOTAL RETURN (b)                                                                  8.60%                  14.96%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                        0.38%*                  0.39%*
--------------------------------------------------------------------
  Net investment income                                                           1.87%*                  1.92%*
--------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.26%*                  0.31%*
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                     $151,120                $112,609
--------------------------------------------------------------------
  Average commission rate paid                                                  $.0345                 $0.0034
--------------------------------------------------------------------
  Portfolio turnover                                                                 2%                      6%
--------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is total return.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                           SIX MONTHS ENDED       PERIOD ENDED
                                                                           OCTOBER 31, 1996     APRIL 30, 1996(a)
Shares sold                                                                     2,812,537            10,346,964
-----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                100,832                   571
-----------------------------------------------------------------------
Shares redeemed                                                                  (419,952)             (458,932)
-----------------------------------------------------------------------  --------------------  -------------------
     Net change resulting from Share transactions                               2,493,417             9,888,603
-----------------------------------------------------------------------  --------------------  -------------------


(a) For the period from September 25, 1995 (date of initial public investment) to April 30, 1996.


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the of Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to 0.035% of the Fund's average daily value of the Fund's equity securities. Sosnoff Sheridan Corporation may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses estimated to be $23,382 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $1,559 pursuant to this agreement.

GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES                                                                                            $  30,457,812
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   2,199,949
---------------------------------------------------------------------------------------------------  -------------


TRUSTEES                                 OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                          Edward C. Gonzales
Harold Berry                              President and Treasurer
Clarence G. Frame                        Jeffrey W. Sterling
Harry J. Nederlander                      Vice President and Assistant Treasurer
Thomas S. Wilson                         Jay S. Neuman
                                          Secretary
                                         Gail Cagney
                                          Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

INDEPENDENCE
ONE(R)
MUTUAL
FUNDS

COMBINED
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1996

Independence One U.S. Government
Securities Fund

Independence One Fixed Income Fund

Independence One Michigan
Municipal Bond Fund


[LOGO]
MICHIGAN
NATIONAL
BANK
Investment Adviser


  [LOGO]    Federated Investors
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.

[LOGO]
Independence One
Mutual Funds

Cusip 453777856
Cusip 453777807
Cusip 453777864
G01889-02 (12/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund, which covers the six-month period from May 1, 1996 through October 31, 1996. Inside, you will find complete financial information for each fund. The report begins with a discussion by the funds' portfolio managers, followed by a list of each fund's holdings and financial statements.

The following highlights summarize fund performance over the six-month period:

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

This fund's all-government bond portfolio produced an income stream totaling $0.30 per share in addition to a capital gain of $0.01 per share. Share price increased by 1.7%. Through income, gains, and share price increases, the fund achieved a total return of 4.87% in a difficult bond market.* At the end of the period, fund assets stood at $73.2 million.

INDEPENDENCE ONE FIXED INCOME FUND

This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government and agency and corporate bonds. This diversified bond portfolio produced an income stream totaling $0.29 per share. Share price increased by 1.2%. Through income and share price increases, the fund achieved a total return of 4.23% in a difficult bond market.* At the end of the period, fund assets reached $69.5 million.
INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

Designed for tax-sensitive Michigan investors, this fund invests in investment-grade Michigan municipal bonds to pursue double-tax-free income.+ The fund's portfolio produced an income stream totaling $0.20 per share, while the share price increased by 1.1%. Through income and share price increases, the fund achieved a total return of 3.19% in a difficult bond market.* At the end of the period, fund assets reached $24.6 million.

Thank you for selecting one or more Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,
/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1996

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
+ Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Q While the Federal Reserve Board (the "Fed") took no action on interest rates during the period, interest rates nevertheless bounced back and forth with market sentiment. Can you comment?

A Mixed economic news and uncertainty about Fed action have kept the market speculating about the future of interest rates. Interest rate expectations have fluctuated dramatically in 1996. Initial beliefs that the federal funds target rate was headed toward 6.00% pushed both short-term and long-term rates upward. These expectations faded quickly however, when the Fed failed to change monetary policy. The Fed's "wait-and-see" attitude, and the market's uncertainty about the future direction of interest rates has worked to hold interest rates in a relatively narrow range.

Q In this environment, what was the total return of the funds during the six-month reporting period ended October 31, 1996?

A Total return for the funds can be divided into a capital appreciation component as well as an interest income segment. The total return of Independence One U.S. Government Securities Fund was 4.87%*, composed of
1.83% capital appreciation and 3.04% interest income. The total return of Independence One Fixed Income Fund was 4.23%*, composed of 1.24% capital appreciation and 2.99% interest income. The total return of Independence One Michigan Municipal Bond Fund was 3.19%*, composed of 1.11% capital appreciation and 2.08% interest income.

Q Independence One Fixed Income Fund invests in corporate bonds in an attempt to pick up incremental yield over U.S. Treasury securities. What is the yield spread of corporate bonds over U.S. Treasury bonds, and has this spread remained constant over the last six months?

A High grade corporate bonds in the five to ten year maturity range have generally been trading at a spread over U.S. Treasuries of about 35 to 60 basis points, depending on the specific maturity and industry sector. This yield spread of corporate bonds over U.S. Treasury bonds has remained relatively stable over the last six months. On October 31, 1996, Independence One Fixed Income Fund held 18.7% of its net assets in corporate securities.

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

Q In the annual report, three strategies were discussed for Independence One Michigan Municipal Bond Fund: reducing the number of securities in the portfolio, purchasing longer-maturity securities, and reducing the number of out-of-state municipal securities. Have these strategies remained in place?

A Yes, and significant progress has been made in completing these objectives. Through maturities, sales and the exercise of various put and call features, the number of holdings in the portfolio was reduced by 65 issues during the reporting period. Eleven purchases were made, with the bulk of those with final maturities in the 2008-2010 range. The net result of these activities was to reduce the number of securities in the portfolio from 133 issues to 79. The average maturity of the fund currently stands at approximately 7.5 years. The number of out-of-state holdings was reduced from 17 issues down to only 4. (All of the remaining non-Michigan issuer have maturity dates of April 1998 or earlier.)

Q As 1996 draws to a close, what is your outlook for the fixed income markets for 1997?

A At the beginning of September 1996, the fixed income market braced itself for a hike in interest rates by the Fed. Bond traders felt the Fed would react to rising inflation fears brought on by a strong labor market, soaring consumer confidence and a spike in oil prices. By the end of October 1996 sentiment had changed significantly as employment growth moderated, consumer spending slowed, and favorable inflation reports continued at both the producer and consumer level. Gross Domestic Product slowed from a torrid 4.7% in the second quarter of 1996 to a more sustainable 2.0% in the third quarter. The yield on the 30-year Treasury bond fell a dramatic 50 basis points during the period from early September to the end of October.

Looking ahead, we expect the rally to continue into early 1997 as more signs of an economic slowdown manifest themselves. If this turns out to be a "soft landing" in the midst of a continuation of the current 5.5 year-long expansion, the fall in rates will most likely end as the economy recovers its momentum. However, if some unforeseen shock causes the economy to slip into a recession, we would expect the fixed income markets to rally further in anticipation of an easing move by the Fed. As always, the funds' portfolio managers will be actively monitoring developments to best serve the interests of shareholders.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--21.7%
--------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--5.6%
               -----------------------------------------------------------------------------------
$   4,000,000  7.20%, 6/14/2011                                                                     $   4,141,080
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORP.--4.1%
               -----------------------------------------------------------------------------------
    3,000,000  6.55%, 10/2/2002                                                                         3,029,460
               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--12.0%
               -----------------------------------------------------------------------------------
    3,000,000  6.80%, 1/10/2003                                                                         3,066,480
               -----------------------------------------------------------------------------------
    1,509,000  7.56%, 12/20/2001                                                                        1,498,724
               -----------------------------------------------------------------------------------
    4,000,000  7.65%, 3/10/2005                                                                         4,271,640
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    8,836,844
               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST, $15,804,235)                                16,007,384
               -----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--75.7%
--------------------------------------------------------------------------------------------------
               U.S. TREASURY BILL--3.9%
               -----------------------------------------------------------------------------------
    3,000,000  7/24/1997                                                                                2,888,220
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY BONDS--19.2%
               -----------------------------------------------------------------------------------
    5,500,000  7.125%, 2/15/2023                                                                        5,753,275
               -----------------------------------------------------------------------------------
    4,340,000  8.00%, 11/15/2021                                                                        4,987,832
               -----------------------------------------------------------------------------------
    3,000,000  8.125%, 8/15/2019                                                                        3,476,430
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   14,217,537
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--52.6%
               -----------------------------------------------------------------------------------
   12,000,000  6.125%, 5/15/1998                                                                       12,085,440
               -----------------------------------------------------------------------------------
   10,000,000  6.375%, 3/31/2001                                                                       10,122,200
               -----------------------------------------------------------------------------------
   10,000,000  7.00%, 4/15/1999                                                                        10,268,400
               -----------------------------------------------------------------------------------
    3,000,000  7.50%, 11/15/2001                                                                        3,179,100
               -----------------------------------------------------------------------------------
    3,000,000  7.50%, 2/15/2005                                                                         3,227,040
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   38,882,180
               -----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST, $54,538,846)                          55,987,937
               -----------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
(a) REPURCHASE AGREEMENT--1.6%
--------------------------------------------------------------------------------------------------
$     928,000  First Chicago Capital Markets, Inc., 5.90%, dated 10/31/1996,
               due 11/1/1996 (AT AMORTIZED COST)                                                    $   1,199,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST, $71,542,081) (b)                                 $  73,194,321
               -----------------------------------------------------------------------------------  -------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $71,542,081. The unrealized appreciation of investments on a federal tax basis amounts to $1,652,240 which is comprised of $1,653,113 appreciation and $873 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($73,916,050) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $71,542,081)                      $  73,194,321
---------------------------------------------------------------------------------------------------
Cash                                                                                                            23
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,108,698
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            9,843
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       74,312,885
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Income distribution payable                                                              $  367,811
---------------------------------------------------------------------------------------
Accrued expenses                                                                             29,024
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     396,835
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 7,281,948 shares outstanding                                                          $  73,916,050
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $  73,332,512
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               1,652,240
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (1,068,702)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  73,916,050
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$73,916,050 / 7,281,948 shares outstanding                                                                  $10.15
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $   2,336,649
---------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $   256,743
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    40,484
--------------------------------------------------------------------------------------
Custodian fees                                                                                9,384
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     14,904
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     2,760
--------------------------------------------------------------------------------------
Auditing fees                                                                                 6,440
--------------------------------------------------------------------------------------
Legal fees                                                                                    1,472
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    23,368
--------------------------------------------------------------------------------------
Share registration costs                                                                      7,728
--------------------------------------------------------------------------------------
Printing and postage                                                                          5,704
--------------------------------------------------------------------------------------
Insurance premiums                                                                            2,208
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 4,784
--------------------------------------------------------------------------------------  -----------
     Total expenses                                                                         375,979
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                     (165,049)
--------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     210,930
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                     2,125,719
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                        (1,069,039)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     2,450,434
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized gain on investments                                                     1,381,395
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $   3,507,114
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1996      APRIL 30, 1996
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                        $    2,125,719       $    4,026,005
-----------------------------------------------------------------------
Net realized gain (loss) on investments ($1,069,039 net loss and
$354,700 net gain, respectively, as computed for federal tax purposes)           (1,069,039)           1,859,938
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              2,450,434             (999,752)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                               3,507,114            4,886,191
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                         (2,125,719)          (4,026,005)
-----------------------------------------------------------------------
Distributions from net realized gains                                               (63,377)            --
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from
     distributions to shareholders                                               (2,189,096)          (4,026,005)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                     11,280,480           22,565,389
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                              193,916             --
-----------------------------------------------------------------------
Cost of shares redeemed                                                         (11,167,700)         (13,648,382)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                         306,696            8,917,007
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                    1,624,714            9,777,193
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              72,291,336           62,514,143
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                $   73,916,050       $   72,291,336
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                 ENDED
                                                              (UNAUDITED)
                                                              OCTOBER 31,               YEAR ENDED APRIL 30,
                                                                 1996         1996       1995       1994       1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    9.98    $    9.79  $    9.84  $   10.31   $   10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                             0.30         0.59       0.60       0.55        0.33
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments            0.18         0.19      (0.05)     (0.47)       0.31
-----------------------------------------------------------  -------------  ---------  ---------  ---------  -----------
  Total from investment operations                                  0.48         0.78       0.55       0.08        0.64
-----------------------------------------------------------  -------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Distributions from net investment income                         (0.30)       (0.59)     (0.60)     (0.55)      (0.33)
-----------------------------------------------------------
  Total distributions from net realized
  gain on investments                                              (0.01)      --         --         --          --
-----------------------------------------------------------  -------------  ---------  ---------  ---------  -----------
  Total distributions                                              (0.31)       (0.59)     (0.60)     (0.55)      (0.33)
-----------------------------------------------------------  -------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $   10.15    $    9.98  $    9.79  $    9.84   $   10.31
-----------------------------------------------------------  -------------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                                    4.87%        7.97%      5.90%       .66%       4.61%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                          0.58%*       0.40%      0.35%      0.31%       0.17%*
-----------------------------------------------------------
  Net investment income                                             5.80%*       5.85%      6.23%      5.32%       5.59%*
-----------------------------------------------------------
  Expense waiver/reimbursement (c)                                  0.45%*       0.66%      0.70%      0.70%       0.83%*
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                          $73,916    $72,291    $62,514    $72,866      $87,704
-----------------------------------------------------------
  Portfolio turnover                                                  65%         104%        75%        20%          0%
-----------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from January 11, 1993 (date of inital public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--18.7%
--------------------------------------------------------------------------------------------------
               AEROSPACE & DEFENSE--1.4%
               -----------------------------------------------------------------------------------
$   1,000,000  Raytheon Co., Sr. Note, 6.50%, 7/15/2005                                             $     981,020
               -----------------------------------------------------------------------------------  -------------
               AUTOMOTIVE--1.4%
               -----------------------------------------------------------------------------------
    1,000,000  Ford Motor Credit Corp., Note, 6.125%, 1/9/2006                                            943,220
               -----------------------------------------------------------------------------------  -------------
               BANKING--2.9%
               -----------------------------------------------------------------------------------
    1,000,000  Citicorp, Sr. Note, 5.625%, 2/15/2001                                                      971,030
               -----------------------------------------------------------------------------------
    1,000,000  NationsBank Corp., Sr. Note, 7.00%, 9/15/2001                                            1,020,570
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,991,600
               -----------------------------------------------------------------------------------  -------------
               FINANCE-COMMERCIAL--1.4%
               -----------------------------------------------------------------------------------
    1,000,000  General Electric Capital Corporation, Inc., Deb., 5.50%, 11/1/2001                         960,670
               -----------------------------------------------------------------------------------  -------------
               FINANCIAL SERVICES--1.4%
               -----------------------------------------------------------------------------------
    1,000,000  Merrill Lynch & Co., Inc., Note, 7.00%, 3/15/2006                                        1,003,840
               -----------------------------------------------------------------------------------  -------------
               INDUSTRIAL SERVICES--1.5%
               -----------------------------------------------------------------------------------
    1,000,000  WMX Technologies, Inc., Unsecured Note, 7.00%, 5/15/2005                                 1,013,350
               -----------------------------------------------------------------------------------  -------------
               PHARMACEUTICALS--1.6%
               -----------------------------------------------------------------------------------
    1,000,000  Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006                                     1,117,760
               -----------------------------------------------------------------------------------  -------------
               RETAIL--2.8%
               -----------------------------------------------------------------------------------
    1,000,000  Penney (J.C.) Co., Inc., Medium Term Note, Series A, 6.375%,
               9/15/2000                                                                                  999,350
               -----------------------------------------------------------------------------------
    1,000,000  Wal-Mart Stores, Inc., Unsecured Note, 6.125%, 10/1/1999                                   998,620
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,997,970
               -----------------------------------------------------------------------------------  -------------
               TELECOMMUNICATIONS--4.3%
               -----------------------------------------------------------------------------------
    1,000,000  BellSouth Telecommunications, Inc., Note, 6.50%, 6/15/2005                                 991,280
               -----------------------------------------------------------------------------------
    1,000,000  MCI Communications Corp., Sr. Note, 7.50%, 8/20/2004                                     1,046,720
               -----------------------------------------------------------------------------------



INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS--CONTINUED
               -----------------------------------------------------------------------------------
$   1,000,000  U.S. West Communications, Inc., Note, 6.625%, 9/15/2005                              $     986,370
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,024,370
               -----------------------------------------------------------------------------------  -------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $13,134,665)                                     13,033,800
               -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--9.2%
--------------------------------------------------------------------------------------------------
               FEDERAL FARM CREDIT BANK--1.7%
               -----------------------------------------------------------------------------------
      500,000  4.61%, 12/10/1996                                                                          499,895
               -----------------------------------------------------------------------------------
      300,000  5.96%, 7/14/2003                                                                           293,154
               -----------------------------------------------------------------------------------
      410,000  6.05%, 4/21/2003                                                                           403,108
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,196,157
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN BANK--1.3%
               -----------------------------------------------------------------------------------
      880,000  7.46%, 9/9/2004                                                                            931,674
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION--1.1%
               -----------------------------------------------------------------------------------
      700,000  7.90%, 1/27/2000                                                                           738,080
               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.4%
               -----------------------------------------------------------------------------------
    1,000,000  5.37%, Medium Term Note, 2/7/2001                                                          971,080
               -----------------------------------------------------------------------------------
    2,000,000  6.69%, 8/7/2001                                                                          2,041,920
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,013,000
               -----------------------------------------------------------------------------------  -------------
               TENNESSEE VALLEY AUTHORITY--0.7%
               -----------------------------------------------------------------------------------
      500,000  8.25%, 11/15/1996                                                                          500,715
               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,331,601)                                   6,379,626
               -----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--69.7%
--------------------------------------------------------------------------------------------------
               U.S. TREASURY BONDS--3.6%
               -----------------------------------------------------------------------------------
    2,000,000  10.75%, 5/15/2003                                                                        2,481,520
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--66.1%
               -----------------------------------------------------------------------------------
    5,500,000  5.125%, 12/31/1998                                                                       5,430,755
               -----------------------------------------------------------------------------------
    5,000,000  6.00%, 12/31/1997                                                                        5,026,900
               -----------------------------------------------------------------------------------
    3,950,000  6.00%, 8/31/1997                                                                         3,966,471
               -----------------------------------------------------------------------------------



INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------------------------
               U.S. TREASURY NOTES--CONTINUED
               -----------------------------------------------------------------------------------
$  12,250,000  6.125%, 7/31/2000                                                                    $  12,301,571
               -----------------------------------------------------------------------------------
    7,000,000  6.375%, 8/15/2002                                                                        7,080,921
               -----------------------------------------------------------------------------------
    6,800,000  6.75%, 6/30/1999                                                                         6,947,900
               -----------------------------------------------------------------------------------
    5,000,000  7.50%, 10/31/1999                                                                        5,214,950
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   45,969,468
               -----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS(IDENTIFIED COST $48,771,133)                            48,450,988
               -----------------------------------------------------------------------------------  -------------
(a) REPURCHASE AGREEMENT--1.3%
--------------------------------------------------------------------------------------------------
      904,000  First Chicago Capital Markets, Inc., 5.50%, dated 10/31/1996,
               due 11/1/1996 (at amortized cost)                                                          904,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $69,141,399)(b)                                   $  68,768,414
               -----------------------------------------------------------------------------------  -------------


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $69,141,399. The net unrealized depreciation of investments on a federal tax basis amounts to $372,985 which is comprised of $313,404 appreciation and $686,389 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($69,510,600) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $69,141,399)                      $  68,768,414
---------------------------------------------------------------------------------------------------
Cash                                                                                                         2,008
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,107,390
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           12,862
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       69,890,674
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Income distribution payable                                                              $  334,260
---------------------------------------------------------------------------------------
Accrued expenses                                                                             45,814
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     380,074
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 6,992,830 shares outstanding                                                          $  69,510,600
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $  69,999,697
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                                (372,985)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (116,112)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  69,510,600
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$69,510,600 / 6,992,830 shares outstanding                                                                   $9.94
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  2,035,918
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   240,152
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     35,324
---------------------------------------------------------------------------------------
Custodian fees                                                                                 5,152
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      13,616
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        552
---------------------------------------------------------------------------------------
Auditing fees                                                                                  4,968
---------------------------------------------------------------------------------------
Legal fees                                                                                       920
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     23,552
---------------------------------------------------------------------------------------
Share registration costs                                                                       8,832
---------------------------------------------------------------------------------------
Printing and postage                                                                           2,760
---------------------------------------------------------------------------------------
Insurance premiums                                                                               368
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,472
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          337,668
---------------------------------------------------------------------------------------
Waiver--
---------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                      (160,101)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     177,567
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                     1,858,351
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                          (116,267)
----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                       982,732
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                       866,465
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  2,724,816
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           PERIOD ENDED
                                                                           OCTOBER 31, 1996      APRIL 30, 1996*
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                       $    1,858,351       $      1,621,001
----------------------------------------------------------------------
Net realized gain (loss) on investments ($116,267 net loss and
$11,172, net gain respectively, as computed for federal tax purposes)             (116,267)                11,172
----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               982,732             (1,355,717)
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from operations                              2,724,816                276,456
----------------------------------------------------------------------  ----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                        (1,858,351)            (1,621,001)
----------------------------------------------------------------------
Distributions from net realized gains                                              (11,017)             --
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from distributions to shareholders          (1,869,368)            (1,621,001)
----------------------------------------------------------------------  ----------------------  ------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                    11,212,495             64,728,100
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           1,068,040              --
----------------------------------------------------------------------
Cost of shares redeemed                                                         (5,881,877)            (1,127,061)
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from share transactions                      6,398,658             63,601,039
----------------------------------------------------------------------  ----------------------  ------------------
          Change in net assets                                                   7,254,106             62,256,494
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                             62,256,494              --
----------------------------------------------------------------------  ----------------------  ------------------
End of period                                                               $   69,510,600       $     62,256,494
----------------------------------------------------------------------  ----------------------  ------------------


*For the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        SIX MONTHS
                                                                                           ENDED          PERIOD
                                                                                        (UNAUDITED)       ENDED
                                                                                        OCTOBER 31,     APRIL 30,
                                                                                           1996          1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $    9.82      $    10.00
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income                                                                       0.29            0.30
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                      0.12           (0.18)
------------------------------------------------------------------------------------       -------     ------------
Total from investment operations                                                              0.41            0.12
------------------------------------------------------------------------------------       -------     ------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------
  Distributions from net investment income                                                   (0.29)          (0.30)
------------------------------------------------------------------------------------
  Distributions from net realized gains                                                      (0.00)(b)      --
------------------------------------------------------------------------------------       -------     ------------
TOTAL DISTRIBUTIONS                                                                          (0.29)          (0.30)
------------------------------------------------------------------------------------       -------     ------------
NET ASSET VALUE, END OF PERIOD                                                           $    9.94      $     9.82
------------------------------------------------------------------------------------       -------     ------------
TOTAL RETURN (c)                                                                              4.23%           1.15%
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------
  Expenses                                                                                    0.55%*          0.54%*
------------------------------------------------------------------------------------
  Net investment income                                                                       5.80%*          5.73%*
------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                            0.50%*          0.61%*
------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                     $69,511       $62,256
------------------------------------------------------------------------------------
  Portfolio turnover                                                                            15%              4%
------------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from October 23, 1995 (date of inital public investment) to April 30, 1996.

(b) Distribution from net realized gain is less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        CREDIT
                                                                                        RATING
 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE
LONG-TERM MUNICIPALS--97.6%
----------------------------------------------------------------------------------
              ILLINOIS--0.4%
              ---------------------------------------------------------------------
$    100,000  Illinois State University, Certificate Partnership Bonds, 6.00%
              (Original Issue Yield: 6.10%), 1/1/1997                                A/NR           $     100,345
              ---------------------------------------------------------------------                 -------------
              INDIANA--0.6%
              ---------------------------------------------------------------------
     150,000  Indianapolis, IN Local Public Improvement Bond Bank, Revenue Bonds
              (Series B), 4.70%, 1/10/1997                                           Aa/AA                150,286
              ---------------------------------------------------------------------                 -------------
              MICHIGAN--95.8%
              ---------------------------------------------------------------------
     825,000  Allegan, MI Public School District, GO UT Bonds, 5.55% (AMBAC
              INS)/(Michigan State GTD)/(Original Issue Yield: 5.60%), 5/1/2010      AAA                  836,072
              ---------------------------------------------------------------------
     150,000  Ann Arbor, MI Water Supply System, Refunding Revenue Bonds (Series
              S), 4.70%, 2/1/1997                                                    A1/A+                150,371
              ---------------------------------------------------------------------
     100,000  Antrim County, MI, GO UT Bonds, 5.60% (AMBAC INS)/ (Original Issue
              Yield: 5.60%), 5/1/1999                                                Aaa/AAA              103,590
              ---------------------------------------------------------------------
     100,000  Auburn Hills, MI Local Development Financial Authority, Tax Increment
              Revenue Bonds (Series A), 7.00% (Dai-Ichi Kangyo Bank Ltd., Tokyo
              LOC), 11/1/2000                                                        Aa3/NR               103,406
              ---------------------------------------------------------------------
     400,000  Beaverton, MI Rural Schools, GO UT Bonds, 4.70% (FGIC INS)/(Michigan
              State GTD)/(Original Issue Yield: 4.75%), 5/1/2008                     Aaa                  378,312
              ---------------------------------------------------------------------
     100,000  Calhoun County, MI, UT GO (Series II), 6.60% (AMBAC INS), 7/1/2002     Aaa/AAA              103,234
              ---------------------------------------------------------------------
     150,000  Clare County, MI, GO UT Refunding Bonds, 5.00% (Sewage Disposal
              System No. 3)/(AMBAC INS)/(Original Issue Yield: 5.10%), 11/1/2003     Aaa/AAA              153,669
              ---------------------------------------------------------------------
     480,000  Detroit, MI City School District, GO UT Bonds (Series A), 6.50%
              (AMBAC INS)/(Michigan State GTD), 5/1/2008                             Aaa/AAA              535,046
              ---------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                        CREDIT
                                                                                        RATING
 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE
LONG-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------------
$    100,000  Detroit, MI City School District, GO UT Bonds (Series XXIII), 7.10%
              (Michigan State GTD), 5/1/1999                                         Aa/AA          $     106,127
              ---------------------------------------------------------------------
     150,000  Detroit, MI City School District, GO UT Bonds, 4.80% (Michigan State
              GTD), 5/1/1997                                                         Aa/AA                150,759
              ---------------------------------------------------------------------
     500,000  East Detroit Michigan School District, GO UT Refunding Bonds, 6.50%
              (FGIC INS)/(Michigan State GTD)/(Original Issue Yield: 5.45%),
              5/1/2006                                                               AAA                  554,375
              ---------------------------------------------------------------------
     175,000  Grand Haven, MI Area Public Schools, GO UT Refunding Bonds, 5.50%
              (MBIA INS)/(Original Issue Yield: 5.55%),
              5/1/2005                                                               Aaa/AAA              182,290
              ---------------------------------------------------------------------
     100,000  Grand Rapid & Kent County, MI Joint Building Authority, Revenue
              Bonds, 6.40%, 10/1/1998                                                Aa/AAA               102,961
              ---------------------------------------------------------------------
     680,000  Grand Rapids, MI Community College, GO UT Bonds, 5.30% (MBIA
              INS)/(Original Issue Yield: 5.35%), 5/1/2009                           Aaa/AAA              679,816
              ---------------------------------------------------------------------
     150,000  Grand Rapids, MI Community College, Limited Tax GO UT Refunding
              Bonds, 3.70%, 5/1/1997                                                 A1/AA-               149,994
              ---------------------------------------------------------------------
     400,000  Greater Detroit Resource Recovery Authority, MI, Refunding Revenue
              Bonds (Series A), 4.30% (AMBAC INS)/(Original Issue Yield: 4.35%),
              12/13/1998                                                             Aaa/AAA              401,428
              ---------------------------------------------------------------------
     500,000  Greater Detroit Resource Recovery Authority, MI, Refunding Revenue
              Bonds (Series A), 5.00% (AMBAC INS), 12/13/2000                        Aaa/AAA              508,900
              ---------------------------------------------------------------------
     550,000  Holland, MI Area Community Swimming Pool Authority, GO UT Bonds,
              5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 5/1/2010              Aaa/AAA              538,466
              ---------------------------------------------------------------------
     100,000  Holland, MI Electric, Revenue Bonds, 6.30%, 7/1/2000                   Aa/AA-               104,737
              ---------------------------------------------------------------------
     100,000  Kalamazoo, MI, GO LT Bonds, 6.50%, 10/1/1997                           A1/AA-               102,521
              ---------------------------------------------------------------------
   1,000,000  Kenowa Hills Michigan Public Schools, GO UT Bonds, 5.60% (MBIA INS),
              5/1/2009                                                               NR/AAA             1,020,150
              ---------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                        CREDIT
                                                                                        RATING
 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE
LONG-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------------
$    600,000  Lakewood, MI Public Schools, GO UT Bonds, 5.30% (MBIA INS)/(Original
              Issue Yield: 5.45%), 5/1/2009                                          Aaa/AAA        $     599,838
              ---------------------------------------------------------------------
     150,000  Lanse Creuse, MI Public Schools, GO UT Bonds, 7.10% (Michigan State
              GTD), 5/1/1998                                                         NR/AA                155,569
              ---------------------------------------------------------------------
     100,000  Lansing, MI Building Authority, Refunding Revenue Bonds, 6.10%
              (Lansing, MI Building Authority LOC)/ (Escrowed to Maturity),
              6/1/1998                                                               A1/NR                103,115
              ---------------------------------------------------------------------
     150,000  Lansing, MI Tax Increment, GO LT Refunding Bonds, 6.00% (Escrowed to
              Maturity), 10/1/2002                                                   A1/AA+               160,402
              ---------------------------------------------------------------------
     100,000  Lapeer, MI, GO LT Refunding Bonds, 6.10% (AMBAC INS)/(Original Issue
              Yield: 6.25%), 10/1/1999                                               Aaa/AAA              105,399
              ---------------------------------------------------------------------
   1,055,000  Lincoln Park, MI School District, GO UT Bonds, 5.70%,
              5/1/2008                                                               Aaa/AAA            1,098,466
              ---------------------------------------------------------------------
     100,000  Macomb County, MI, Transportation Fund Revenue Bonds, 6.70% (Original
              Issue Yield: 6.70%), 8/1/1998                                          A1/AA-               104,555
              ---------------------------------------------------------------------
     600,000  Marquette, MI Hospital Finance Authority, Refunding Revenue Bonds
              (Series D), 4.95% (Marquette General Hospital, MI)/(FSA INS),
              4/1/2002                                                               Aaa/AAA              607,074
              ---------------------------------------------------------------------
   1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series B), 5.35%
              (Original Issue Yield: 5.45%), 10/1/2007                               Aa/AA              1,006,030
              ---------------------------------------------------------------------
     400,000  Michigan Municipal Bond Authority, Revenue Bonds, 4.60% (AMBAC INS),
              11/1/2003                                                              Aaa/AAA              396,628
              ---------------------------------------------------------------------
     500,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Local
              Government Loan Program)/(AMBAC INS), 5/1/2006                         Aaa/AAA              507,660
              ---------------------------------------------------------------------
     100,000  Michigan Public Power Agency, Revenue Bonds, 7.00% (Belle River
              Project, MI), 1/1/1997                                                 A1/AA-               100,536
              ---------------------------------------------------------------------
     100,000  Michigan State Building Authority, Refunding Revenue Bonds (Series
              I), 5.80%, 10/1/1998                                                   A1/AA-               103,314
              ---------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                        CREDIT
                                                                                        RATING
 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE
LONG-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------------
$    120,000  Michigan State Building Authority, Refunding Revenue Bonds, 7.375%
              (University of Michigan Adult General Hospital)/(AMBAC INS)/(Escrowed
              to Maturity)/(Original Issue Yield: 7.60%), 12/1/2000                  Aaa/AAA        $     122,762
              ---------------------------------------------------------------------
     100,000  Michigan State Building Authority, Revenue Bonds
              (Series I), 5.50% (Original Issue Yield: 5.60%), 10/1/2004             A1/AA-               104,327
              ---------------------------------------------------------------------
     150,000  Michigan State Building Authority, Revenue Bonds, 6.20% (Grand Rapids
              Center)/(BIG INS)/(Escrowed to Maturity), 3/1/2001                     Aaa/AAA              159,823
              ---------------------------------------------------------------------
     100,000  Michigan State Comprehensive Transportation Board, Refunding Revenue
              Bonds (Series 1988-II), 6.40%,
              11/1/1996                                                              A1/AA-               100,000
              ---------------------------------------------------------------------
     100,000  Michigan State Comprehensive Transportation Board, Revenue Refunding
              Bonds (Series B-II), 6.55% (Michigan State), 11/1/1997                 A1/AA-               102,727
              ---------------------------------------------------------------------
     460,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds,
              5.60% (Oakwood Hospital Obligated Group)/(FGIC INS)/(Original Issue
              Yield: 5.70%), 5/1/1999                                                Aaa/AAA              473,262
              ---------------------------------------------------------------------
     100,000  Michigan State Hospital Finance Authority, Revenue Bonds, 6.45%
              (Oakwood Hospital Obligated Group)/(FGIC INS), 7/1/1997                Aaa/AAA              101,864
              ---------------------------------------------------------------------
     100,000  Michigan State Housing Development Authority, Refunding Revenue Bonds
              (Series A), 6.40% (FHA/VA mtgs GTD), 6/1/2000                          NR/AA+               103,759
              ---------------------------------------------------------------------
     100,000  Michigan State Housing Development Authority, Rental Housing Revenue
              Bonds (Series B), 6.60% (HUD Section 8 LOC), 4/1/1997                  NR/A+                100,758
              ---------------------------------------------------------------------
     100,000  Michigan State, GO UT Recreation Bonds, 3.80% (Original Issue Yield:
              3.85%), 11/1/1996                                                      Aa/AA                100,000
              ---------------------------------------------------------------------
$    510,000  Michigan State, GO UT Recreation Bonds, 5.50% (Original Issue Yield:
              5.55%), 11/1/1999                                                      Aa/AA          $     528,431
              ---------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                        CREDIT
                                                                                        RATING
 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE
LONG-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------------
     150,000  Michigan State, GO UT Recreation Bonds, 6.00% (Original Issue Yield:
              6.10%), 11/1/2004                                                      Aa/AA                161,994
              ---------------------------------------------------------------------
     150,000  Michigan Strategic Fund, Small Business Refunding Revenue Bonds
              (Series A1-A2), 5.90% (SBA GTD),
              10/1/2000                                                              Aaa/NR               158,201
              ---------------------------------------------------------------------
     150,000  Midland, MI Water Supply System, Refunding Revenue Bonds, 6.50%,
              4/1/1999                                                               A/A+                 157,650
              ---------------------------------------------------------------------
     900,000  Northview Michigan Public School District, GO UT Bonds, 5.05% (MBIA
              INS)/(Michigan State GTD), 5/1/2005                                    AAA                  909,603
              ---------------------------------------------------------------------
     500,000  Novi, MI, Refunding GO Bonds, 5.25%, 10/1/2009                         A1/A+                497,890
              ---------------------------------------------------------------------
      90,000  Oakland County, MI Building Authority, GO LT Bonds, 6.70%, 5/1/1997
              (@102)                                                                 NR/NR                 93,133
              ---------------------------------------------------------------------
     100,000  Oakland County, MI, GO LT Bonds, 6.80%, 5/1/1999                       A1/AA                103,399
              ---------------------------------------------------------------------
     100,000  Oakland County, MI, GO UT Bonds, 6.00% (Waterford Extensions Phase
              V), 5/1/1997                                                           Aa/AA                101,162
              ---------------------------------------------------------------------
     100,000  Ottawa County, MI, GO LT Bonds, 6.90%, 4/1/1998                        A1/AA-               104,028
              ---------------------------------------------------------------------
     150,000  Ottawa County, MI, GO LT Refunding Bonds, 6.00% (Holland Township
              1985 Extension), 8/1/1997                                              A1/AA-               152,495
              ---------------------------------------------------------------------
   1,000,000  Oxford, MI Area Community Schools, GO UT Bonds, 4.95% (FGIC
              INS)/(Michigan State GTD, 5/1/2007                                     AAA                  987,040
              ---------------------------------------------------------------------
     100,000  Portage, MI, GO LT City Share Bonds, 5.90%, 12/1/2003                  NR/AA-               107,186
              ---------------------------------------------------------------------
     700,000  Redford, MI University School District, GO UT Bonds, 6.25% (FGIC
              INS), 5/1/2007                                                         AAA/AAA              765,716
              ---------------------------------------------------------------------
     350,000  Reeths Puffer Schools, GO UT Refunding Bonds, 4.90% (FGIC
              INS)/(Michigan State GTD), 5/1/2003                                    NR/AAA               353,980
              ---------------------------------------------------------------------
      50,000  Shelby Township, MI, Special Assessment Bonds, 6.30%, 10/1/1999        A/A                   52,628
              ---------------------------------------------------------------------
$     50,000  Shelby Township, MI, Special Assessment Bonds, 6.40%, 10/1/2000        A/A            $      53,338
              ---------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                        CREDIT
                                                                                        RATING
 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE
LONG-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------------
      75,000  Shelby Township, MI, Special Assessment Bonds, 6.50%, 10/1/2000        A/A                   81,203
              ---------------------------------------------------------------------
     400,000  St. Clair County, MI, GO LT Water Supply System Bonds, 5.00%
              (Burtchville)/(MBIA INS)/(Original Issue Yield: 5.10%), 11/1/2009      Aaa/AAA              390,848
              ---------------------------------------------------------------------
     500,000  Three Rivers Michigan Community Schools, GO UT Bonds, 5.40% (Michigan
              State GTD)/(MBIA INS), 5/1/2008                                        Aaa/AAA              507,405
              ---------------------------------------------------------------------
     765,000  University of Michigan, Revenue Bonds (Series A), 5.40%, 11/15/2008    Aa1/AA               776,697
              ---------------------------------------------------------------------
     350,000  University of Michigan, Revenue Bonds (Series A), 5.60% (Original
              Issue Yield: 5.70%), 11/15/2012                                        Aa1/AA               354,120
              ---------------------------------------------------------------------
     500,000  Washtenaw Community College, MI, GO UT Refunding Bonds, 4.50%,
              4/1/2001                                                               Aaa/AAA              500,480
              ---------------------------------------------------------------------
     100,000  Washtenaw County, MI Building Authority, Revenue Bonds (Series 1),
              6.60%, 4/1/1998                                                        NR/AA-               103,619
              ---------------------------------------------------------------------
      60,000  Washtenaw County, MI, GO LT Bonds (Series 1), 6.80% (Sewer Disposal
              System No. 12), 7/1/2000                                               NR/AA-                63,959
              ---------------------------------------------------------------------
     100,000  Washtenaw County, MI, GO LT Bonds (Series 1), 6.85% (Sewer Disposal
              System No. 12), 7/1/2001                                               NR/AA-               106,723
              ---------------------------------------------------------------------
     100,000  Wayne County, MI , Airport Revenue Bonds (Series A), 6.00% (Detroit
              Metropolitan Airport)/(MBIA INS),
              12/1/1997                                                              Aaa/AAA              102,289
              ---------------------------------------------------------------------
     100,000  Wayne County, MI Community College, GO UT Refunding Bonds, 6.15%
              (FGIC INS), 4/1/1999                                                   Aaa/AAA              102,213
              ---------------------------------------------------------------------
     440,000  Western School District, MI, GO UT Refunding Bonds, 5.50% (MBIA
              Ins)/(Michigan State GTD), 5/1/2002                                    Aaa/AAA              459,162
              ---------------------------------------------------------------------
$    750,000  Williamston, MI Community School District, GO UT Bonds, 4.80% (MBIA
              INS)/(Michigan State GTD), 5/1/2004                                    Aaa/AAA        $     750,233
              ---------------------------------------------------------------------
     500,000  Wixon, MI, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield:
              4.85%), 5/1/2009                                                       Aaa/AAA              463,885
              ---------------------------------------------------------------------                 -------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                                        CREDIT
                                                                                        RATING
 PRINCIPAL                                                                              MOODY'S
   AMOUNT                                                                               & S&P*          VALUE
LONG-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              ---------------------------------------------------------------------
              Total                                                                                    23,534,802
              ---------------------------------------------------------------------                 -------------
              VERMONT--0.4%
              ---------------------------------------------------------------------
     100,000  Vermont State Student Assistance Corp., Educational Loan Refunding
              Revenue Bonds (Series A), 6.00% (AMBAC INS), 12/15/1996                AAA                  100,256
              ---------------------------------------------------------------------                 -------------
              WISCONSIN--0.4%
              ---------------------------------------------------------------------
     100,000  Wisconsin Housing & Economic Development Authority, GO Refunding
              Revenue Bonds (Series 1), 6.40%, 4/1/1998                              Aa/A+                102,079
              ---------------------------------------------------------------------                 -------------
              TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $23,786,404)                                 23,987,768
              ---------------------------------------------------------------------                 -------------
MUTUAL FUNDS--3.3%
-----------------------------------------------------------------------------------
     815,000  Goldman Sachs Tax Exempt Fund (at net asset value)                                          815,000
              ---------------------------------------------------------------------                 -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $24,601,404)(a)                                    $  24,802,768
              ---------------------------------------------------------------------                 -------------


(a) The cost of investments for federal tax purposes amounts to $24,601,404. The net unrealized appreciation of investments on a federal tax basis amounts to $201,364 which is comprised of $263,880 appreciation and $62,516 depreciation at October 31, 1996.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets ($24,573,831) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BIG--Bond Investors Guaranty
FGIC--Financial Guaranty Insurance Company
FHA/VA--Federal Housing Administration/Veterans Administration
FSA--Financial Security Assurance
GO--General Obligation
GTD--Guaranty
INS--Insured
HUD--Department of Housing and Urban Development


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
LOC--Letter of Credit
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance
SBA--Small Business Association
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $24,601,404)                      $  24,802,768
---------------------------------------------------------------------------------------------------
Cash                                                                                                         1,079
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          469,693
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            6,337
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       25,279,877
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable for investments purchased                                                        $  593,066
---------------------------------------------------------------------------------------
Income distribution payable                                                                  86,562
---------------------------------------------------------------------------------------
Accrued expenses                                                                             26,418
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     706,046
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 2,443,881 shares outstanding                                                          $  24,573,831
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $  24,448,833
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 201,364
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                               (76,366)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                   24,573,831
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$24,573,831 / 2,443,881 shares outstanding                                                                  $10.06
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Interest                                                                                               $  576,078
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
Investment advisory fee                                                                    $   91,470
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      13,460
-----------------------------------------------------------------------------------------
Custodian fees                                                                                  8,152
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       11,000
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       1,670
-----------------------------------------------------------------------------------------
Auditing fees                                                                                   3,943
-----------------------------------------------------------------------------------------
Legal fees                                                                                      1,651
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      29,148
-----------------------------------------------------------------------------------------
Share registration costs                                                                        5,914
-----------------------------------------------------------------------------------------
Printing and postage                                                                            5,002
-----------------------------------------------------------------------------------------
Insurance premiums                                                                              1,838
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                   2,852
-----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                           176,100
-----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                             ($ 84,449)
------------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                              (8,049)
------------------------------------------------------------------------------  ---------
     Total waivers                                                                            (92,498)
-----------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                     83,602
-----------------------------------------------------------------------------------------------------  ----------
               Net investment income                                                                      492,476
-----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                          (75,982)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                      320,523
-----------------------------------------------------------------------------------------------------  ----------
     Net realized and unrealized gain on investments                                                      244,541
-----------------------------------------------------------------------------------------------------  ----------
          Change in net assets resulting from operations                                               $  737,017
-----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           PERIOD ENDED
                                                                           OCTOBER 31, 1996      APRIL 30, 1996*
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                       $      492,476        $      443,584
----------------------------------------------------------------------
Net realized gain (loss) on investments ($75,982 net loss and $2,733
net gain, respectively, as computed for federal tax purposes)                      (75,982)                2,733
----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               320,523              (119,159)
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from operations                                737,017               327,158
----------------------------------------------------------------------  ----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                          (492,476)             (443,584)
----------------------------------------------------------------------
Distributions from net realized gains                                               (3,117)             --
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from distributions to shareholders            (495,593)             (443,584)
----------------------------------------------------------------------  ----------------------  ------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                     2,380,163            28,064,937
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               7,276              --
----------------------------------------------------------------------
Cost of shares redeemed                                                         (3,178,294)           (2,825,249)
----------------------------------------------------------------------  ----------------------  ------------------
     Change in net assets resulting from share transactions                       (790,855)           25,239,688
----------------------------------------------------------------------  ----------------------  ------------------
          Change in net assets                                                    (549,431)           25,123,262
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                             25,123,262              --
----------------------------------------------------------------------  ----------------------  ------------------
End of period                                                               $   24,573,831        $   25,123,262
----------------------------------------------------------------------  ----------------------  ------------------


*For the period from November 20, 1995 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)      PERIOD ENDED
                                                                                   OCTOBER 31,        APRIL 30,
                                                                                      1996             1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $    9.95         $   10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                  0.20              0.17
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                 0.11             (0.05)
-------------------------------------------------------------------------------       -------           -------
Total from investment operations                                                         0.31              0.12
-------------------------------------------------------------------------------       -------           -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.20)            (0.17)
-------------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                       (0.00)(b)        --
-------------------------------------------------------------------------------       -------           -------
TOTAL DISTRIBUTIONS                                                                     (0.20)            (0.17)
-------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                      $   10.06         $    9.95
-------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (c)                                                                         3.19%             1.21%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                               0.69%*            0.57%*
-------------------------------------------------------------------------------
  Net investment income                                                                  4.04%*            3.83%*
-------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                       0.76%*            0.76%*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                $24,574            $25,123
-------------------------------------------------------------------------------
  Portfolio turnover                                                                       36%               39%
-------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 20, 1995 (date of inital public investment) to April 30, 1996.

(b) Distribution from net realized gain was less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MUTUAL FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

                     PORTFOLIO NAME                                       INVESTMENT OBJECTIVE
Independence One U.S. Government Securities Fund ("U.S.    The investment objective of the Fund is
Government Securities Fund")(d)                            to seek high current income.

Independence One Fixed Income Fixed Fund ("Fixed Income    The investment objective of the Fund is
Fund")(d)                                                  to seek total return.

Independence One Michigan Municipal Bond Fund ("Michigan   The investment objective is to provide current
Municipal Bond Fund")(n)                                   income which is exempt from federal regular income
                                                           tax and the personal income taxes imposed by the
                                                           state of Michigan and Michigan municipalities.


(d) Diversified portfolio

(n) Non-diversified portfolio

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------
     valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
     REPURCHASE AGREEMENTS--It is the policy of U.S. Government Securities Fund and Fixed Income Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each Fund.

Transactions in shares were as follows:

                                                                          U.S. GOVERNMENT SECURITIES FUND
                                                                       SIX MONTHS ENDED          YEAR ENDED
                                                                       OCTOBER 31, 1996        APRIL 30, 1996
Shares sold                                                                 1,135,561              2,192,059
------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared             19,508                --
------------------------------------------------------------------
Shares redeemed                                                            (1,118,396)            (1,329,593)
------------------------------------------------------------------       ------------       --------------------
     Net change resulting from Share transactions                              36,673                862,466
------------------------------------------------------------------       ------------       --------------------


                                                                                 FIXED INCOME FUND
                                                                       SIX MONTHS ENDED         PERIOD ENDED
                                                                       OCTOBER 31, 1996      APRIL 30, 1996(a)
Shares sold                                                                 1,142,100              6,455,118
------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            109,170                --
------------------------------------------------------------------
Shares redeemed                                                              (600,897)              (112,661)
------------------------------------------------------------------       ------------       --------------------
     Net change resulting from Share transactions                             650,373              6,342,457
------------------------------------------------------------------       ------------       --------------------


(a) For the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

                                                                            MICHIGAN MUNICIPAL BOND FUND
                                                                       SIX MONTHS ENDED         PERIOD ENDED
                                                                       OCTOBER 31, 1996      APRIL 30, 1996(b)
Shares sold                                                                  238,379               2,805,078
------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared               730                 --
------------------------------------------------------------------
Shares redeemed                                                             (320,287)               (280,019)
------------------------------------------------------------------        ----------        --------------------
     Net change resulting from Share transactions                            (81,178)              2,525,059
------------------------------------------------------------------        ----------        --------------------


(b) For the period from November 20, 1995 (date of initial public investment) to April 30, 1996.


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets. (see below).

                     PORTFOLIO NAME                                     INVESTMENT ADVISORY FEE
U.S. Government Securities Fund                                                  0.70%
Fixed Income Fund                                                                0.75%
Michigan Municipal Bond Fund                                                     0.75%


The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.


INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the six months ended October 31, 1996, the Funds paid the following pursuant to this agreement:

                                                       EXPENSES OF             AMOUNT REIMBURSED TO
                                                      ORGANZING THE           FAS FOR THE SIX MONTHS
                 PORTFOLIO NAME                           FUND                ENDED OCTOBER 31, 1996
U.S. Government Securities Fund                          $49,664                      $9,773
Fixed Income Fund                                        21,477                        1,432
Michigan Municipal Bond Fund                             24,175                        1,612


GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1996, were as follows:

                 PORTFOLIO NAME                         PURCHASES                      SALES
U.S. Government Securities Fund                        $45,402,777                  $46,051,288
Fixed Income Fund                                      14,210,114                    8,282,905
Michigan Municipal Bond Fund                            8,376,538                    9,477,728


(6) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 60.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 26.9% of total investments.

TRUSTEES                                 OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                          Edward C. Gonzales
Harold Berry                              President and Treasurer
Clarence G. Frame                        Jeffrey W. Sterling
Harry J. Nederlander                      Vice President and Assistant Treasurer
Thomas S. Wilson                         Jay S. Neuman
                                          Secretary
                                         Gail Cagney
                                          Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

INDEPENDENCE
ONE(R)
MUTUAL
FUNDS

COMBINED
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1996

Independence One Prime
Money Market Fund

Independence One U.S. Treasury
Money Market Fund

Independence One Michigan
Municipal Cash Fund


[LOGO]
MICHIGAN
NATIONAL
BANK
Investment Adviser


  [LOGO]    Federated Investors
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.

[LOGO]
Independence One
Mutual Funds

Cusip 453777708
Cusip 453777203
Cusip 453777302
Cusip 453777401
0112904 (12/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Money Market Funds for the six-month period from May 1, 1996 through October 31, 1996. This report contains complete financial information for each fund--beginning with a discussion by the funds' portfolio managers, followed by a complete list of investments and financial statements.

Individual fund highlights are below. Each Independence One Money Market Fund is a convenient, stable way to put your cash to work pursuing competitive money market income--every day.*

INDEPENDENCE ONE PRIME MONEY MARKET FUND, a high-quality portfolio of money market securities, paid a total of $0.02 per share in dividends for Class A Shares and $0.03 per share in dividends for Class B Shares over the reporting period. Total assets in the fund continued to grow, from $396.7 million on the first day of the period to $473.9 million at the end of the period.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid a total of $0.02 per share in dividends over the reporting period. Assets in the fund stood at $280 million at the end of the period.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND, a high-quality portfolio of Michigan municipal money market securities, paid a total of $0.02 per share in double tax-free dividends over the reporting period.** Assets in the fund totaled $89.4 million on the last day of the period.

Thank you for keeping your ready cash working--and accessible--through one or more of the Independence One Money Market Funds.

Sincerely,
/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1996

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the funds is neither insured nor guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------
Q
     While the Federal Reserve Board (the "Fed") took no action on interest rates during the period, money market rates nevertheless bounced back and forth with market sentiment. Can you comment?
A
     Mixed economic news and uncertainty about Fed action have kept the market speculating about the future of interest rates. Interest rate expectations have fluctuated dramatically in 1996. Initial beliefs that the federal funds target rate was headed toward 6.00% pushed short-term rates upward. These expectations faded quickly however, when the Fed failed to change monetary policy. The Fed's "wait-and-see" attitude, and the market's uncertainty about the future direction of interest rates, has worked to hold money market rates in a narrow range.

Q
     In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the six-month reporting period ended October 31, 1996?
A
     INDEPENDENCE ONE PRIME MONEY MARKET FUND

     Independence One Prime Money Market Fund earned a total return of 2.44% for Class A Shares and 2.57% for Class B Shares during the six-month period ended October 31, 1996.* The
7-day net yield began the period on May 1, 1996 at 4.77% and ended the period on October 31, 1996 at the same rate of 4.77% for Class A Shares.* The yield for Class B Shares was 25 basis points higher at 5.02% on both dates.* The average maturity for the fund as of October 31, 1996 was 43 days.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

Independence One U.S. Treasury Money Market Fund earned a total return of 2.41% during the six-month period ended October 31, 1996.* The 7-day net yield rose from 4.71% on May 1, 1996 to 4.75% on October 31, 1996.* The average maturity for this fund as of October 31, 1996 was 45 days.

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

Independence One Michigan Municipal Cash Fund earned a total return of 1.52% during the six-month period ended October 31, 1996.* The 7-day net yield fell slightly from 3.25% on May 1, 1996 to 3.08% on October 31, 1996.* The average maturity for the fund as of October 31, 1996 was 26 days.

* Performance quoted represents past performance and is not indicative of future results. Yields will vary.


--------------------------------------------------------------------------------

Q
     As 1996 draws to a close, what is your outlook for 1997?

A
     At the beginning of September 1996, the market braced itself for a hike in interest rates by the Fed. Traders felt the Fed would react to rising inflation fears brought on by a strong labor market, soaring consumer confidence and a spike in oil prices. By the end of October 1996, sentiment had changed significantly as employment growth moderated, consumer spending slowed and a continuation of favorable inflation reports was seen at both the producer and consumer level. Gross Domestic Product slowed from a torrid 4.7% in the second quarter of 1996 to a more sustainable 2.0% in the third quarter.

Looking ahead, we expect the rally to continue into early 1997 as more signs of an economic slowdown manifest themselves. If this turns out to be a "soft landing" in the midst of the continuation of the current 5.5 year-long expansion, the fall in rates will most likely end as the economy recovers its momentum. However, if some unforeseen shock causes the economy to slip into a recession, we would expect the fixed income markets to rally further in anticipation of an easing move by the Fed. As always, the Independence One Money Market Funds' portfolio managers will be actively monitoring developments to best serve the interests of shareholders.


INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
NOTES--7.4% ------------------------------------------------------------------------------------
$  15,000,000  Bank of America Illinois, 5.37%-5.39%, 11/18/1996-1/7/1997                         $   14,999,993
               ---------------------------------------------------------------------------------
   10,000,000  Fifth Third Bancorp, 5.27%, 11/15/1996                                                  9,999,958
               ---------------------------------------------------------------------------------
   10,000,000  NBD Bank, Michigan, 5.37%, 11/27/1996                                                  10,000,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL BANK NOTES                                                                       34,999,951
               ---------------------------------------------------------------------------------  --------------
CERTIFICATES OF DEPOSIT--30.6%
------------------------------------------------------------------------------------------------
   10,000,000  ABN-AMRO Bank NV, New York, 5.37%, 11/7/1996                                           10,000,048
               ---------------------------------------------------------------------------------
   15,000,000  Bank of Nova Scotia, Toronto, 5.36%-5.50%, 12/16/1996                                  15,001,118
               ---------------------------------------------------------------------------------
   10,000,000  (a)Bankers Trust New York Corp., 5.493%, 12/11/1996                                    10,000,000
               ---------------------------------------------------------------------------------
   15,000,000  Banque Nationale de Paris, 5.3%, 12/16/1996                                            15,000,186
               ---------------------------------------------------------------------------------
   20,000,000  Canadian Imperial Bank of Commerce, Toronto, 5.36%-5.40%,
               11/5/1996-1/17/1997                                                                    20,000,303
               ---------------------------------------------------------------------------------
    5,000,000  Deutsche Bank, AG, 5.58%, 2/3/1997                                                      4,999,873
               ---------------------------------------------------------------------------------
   10,000,000  Deutsche Bank, New York, 5.27%, 12/16/1996                                             10,000,124
               ---------------------------------------------------------------------------------
   20,000,000  National Westminster Bank, New Jersey, 5.39%-5.46%,
               1/6/1997-1/21/1997                                                                     20,001,203
               ---------------------------------------------------------------------------------
   15,000,000  Societe Generale, New York, 5.29%-5.36%, 11/13/1996-12/10/1996                         15,000,140
               ---------------------------------------------------------------------------------
   10,000,000  Swiss Bank Corp., Basle, 5.37%, 12/18/1996                                             10,001,926
               ---------------------------------------------------------------------------------
   15,000,000  Westdeutsche Landesbank Girozentrale, 5.38%, 1/31/1997                                 15,000,374
               ---------------------------------------------------------------------------------  --------------
               TOTAL CERTIFICATES OF DEPOSIT                                                         145,005,295
               ---------------------------------------------------------------------------------  --------------
(b) COMMERCIAL PAPER--39.8%
------------------------------------------------------------------------------------------------
               AGRICULTURE--3.0%
               ---------------------------------------------------------------------------------
   14,500,000  Cargill Financial Services, 5.801%, 2/28/1997                                          14,233,985
               ---------------------------------------------------------------------------------  --------------
               CHEMICALS--4.2%
               ---------------------------------------------------------------------------------
   10,000,000  Akzo Nobel Inc., 5.38%, 12/30/1996                                                      9,913,794
               ---------------------------------------------------------------------------------
   10,000,000  Monsanto Co., 5.47%, 11/13/1996                                                         9,982,167
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  19,895,961
               ---------------------------------------------------------------------------------  --------------



INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
(b) COMMERCIAL PAPER--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--3.2%
               ---------------------------------------------------------------------------------
$  15,000,000  Raytheon Co., 5.261%, 11/12/1996                                                   $   14,975,983
               ---------------------------------------------------------------------------------  --------------
               FINANCE--22.0%
               ---------------------------------------------------------------------------------
   15,000,000  American General Corp., 5.35%, 12/5/1996                                               14,925,767
               ---------------------------------------------------------------------------------
   15,000,000  Asset Securitization Cooperative Corp., 5.35%, 12/12/1996                              14,910,313
               ---------------------------------------------------------------------------------
    5,000,000  Bankers Trust New York Corp., 5.66%, 2/14/1997                                          5,000,000
               ---------------------------------------------------------------------------------
   10,000,000  Commerzbank U.S. Finance, Inc., 5.47%, 11/15/1996                                       9,981,951
               ---------------------------------------------------------------------------------
   10,000,000  Dean Witter, Discover & Co., 5.56%, 1/2/1997                                            9,907,344
               ---------------------------------------------------------------------------------
   10,000,000  Fleet Funding Corp., 5.434%, 11/4/1996                                                  9,995,500
               ---------------------------------------------------------------------------------
   15,000,000  Ford Motor Credit Corp., 5.35%, 12/6/1996                                              14,923,438
               ---------------------------------------------------------------------------------
   10,000,000  Pitney Bowes Credit Corp., 5.49%, 4/28/1997                                             9,738,933
               ---------------------------------------------------------------------------------
   15,000,000  Transamerica Finance Corp., 5.35%, 12/6/1996-12/13/1996                                14,913,394
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                 104,296,640
               ---------------------------------------------------------------------------------  --------------
               HEALTH TECHNOLOGY--3.2%
               ---------------------------------------------------------------------------------
   15,000,000  Abbott Laboratories, 5.337%, 12/3/1996                                                 14,930,400
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--4.2%
               ---------------------------------------------------------------------------------
   20,250,000  Pacificorp, 5.41%-5.51%, 11/15/1996-1/24/1997                                          20,140,319
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                188,473,288
               ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--2.1%
------------------------------------------------------------------------------------------------
               FINANCE--RETAIL--2.1%
               ---------------------------------------------------------------------------------
   10,000,000  General Electric Capital Corp., 5.55%, 3/11/1997                                        9,986,516
               ---------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCIES--2.8%
------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--2.8%
               ---------------------------------------------------------------------------------
    8,500,000  5.29%, 3/5/1997                                                                         8,500,000
               ---------------------------------------------------------------------------------
    5,000,000  5.69%, 3/27/1997                                                                        5,000,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL GOVERNMENT AGENCIES                                                              13,500,000
               ---------------------------------------------------------------------------------  --------------



INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
(c) REPURCHASE AGREEMENTS--17.3%
------------------------------------------------------------------------------------------------
$  25,784,000  Daiwa Securities America, Inc., 5.5%, dated 10/31/1996,
               due 11/1/1996                                                                      $   25,784,000
               ---------------------------------------------------------------------------------
   30,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.5%,
               dated 10/31/1996, due 11/1/1996                                                        30,000,000
               ---------------------------------------------------------------------------------
   26,000,000  First Chicago Capital Markets, Inc., 5.5%, dated 10/31/1996,
               due 11/1/1996                                                                          26,000,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            81,784,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST) (D)                                          $  473,749,050
               ---------------------------------------------------------------------------------  --------------


 (a) Denotes variable rate obligation for which the current rate and next demand date are shown.

 (b) Each issue shows the rate of discount at the time of purchase.

 (c) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 (d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($473,902,342) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $   81,784,000
---------------------------------------------------------------------------------
Investments in securities                                                             391,965,050
---------------------------------------------------------------------------------  --------------
     Total investments in securities, at amortized cost and value                                  $  473,749,050
-------------------------------------------------------------------------------------------------
Cash                                                                                                          595
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,168,611
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     475,918,256
-------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                                             1,949,534
---------------------------------------------------------------------------------
Accrued expenses                                                                           66,380
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  2,015,914
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 473,902,342 shares outstanding                                                      $  473,902,342
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
CLASS A SHARES:
-------------------------------------------------------------------------------------------------
$383,210,707 / 383,210,707 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
CLASS B SHARES:
-------------------------------------------------------------------------------------------------
$90,691,635 / 90,691,635 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  11,504,582
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $    850,537
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   234,504
-------------------------------------------------------------------------------------
Custodian fees                                                                               39,744
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     57,960
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     7,728
-------------------------------------------------------------------------------------
Auditing fees                                                                                 7,544
-------------------------------------------------------------------------------------
Legal fees                                                                                    2,576
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    50,525
-------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    417,930
-------------------------------------------------------------------------------------
Share registration costs                                                                     20,792
-------------------------------------------------------------------------------------
Printing and postage                                                                         22,816
-------------------------------------------------------------------------------------
Insurance premiums                                                                            4,784
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 2,024
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       1,719,464
-------------------------------------------------------------------------------------
Waiver--
-------------------------------------------------------------------------------------
     Waiver of investment advisory fee                                                     (531,586)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   1,187,878
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  10,316,704
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                           OCTOBER 31, 1996      APRIL 30, 1996
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $       10,316,704    $      18,578,193
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
  Class A Shares                                                                  (8,031,575)         (14,939,049)
----------------------------------------------------------------------
  Class B Shares                                                                  (2,285,129)          (3,639,144)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from distributions to shareholders           (10,316,704)         (18,578,193)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   1,350,098,044        2,512,058,572
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             4,004,793            8,436,607
----------------------------------------------------------------------
Cost of shares redeemed                                                       (1,276,971,150)      (2,357,331,372)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                       77,131,687          163,163,807
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                    77,131,687          163,163,807
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                              396,770,655          233,606,848
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $      473,902,342    $     396,770,655
----------------------------------------------------------------------  ----------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED
                                  (UNAUDITED)
                                  OCTOBER 31,                                YEAR ENDED APRIL 30,
                                     1996          1996       1995       1994       1993       1992       1991       1990(a)
NET ASSET VALUE, BEGINNING OF
PERIOD                             $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income                 0.02          0.05       0.05       0.03       0.03       0.05       0.07        0.08
------------------------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                    (0.02)        (0.05)     (0.05)     (0.03)     (0.03)     (0.05)     (0.07)      (0.08)
------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                        2.44%         5.33%      4.66%      2.73%      2.99%      4.89%      7.55%       7.99%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                              0.61%*        0.61%      0.61%      0.59%      0.58%      0.54%      0.53%       0.40%*
------------------------------
  Net investment income                 4.80%*        5.19%      4.51%      2.70%      2.91%      4.73%      7.26%       8.24%*
------------------------------
  Expense waiver/
  reimbursement (c)                     0.25%*        0.25%       --        0.02%      0.04%      0.08%      0.08%       0.23%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                       $383,211     $310,991  $233,607   $310,588    $423,355   $309,009   $371,994   $328,434
------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the periods from June 1, 1989 (date of inital public investment) to April 30, 1990.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              (UNAUDITED)           PERIOD ENDED
                                                                           OCTOBER 31, 1996       APRIL 30, 1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $    1.00              $    1.00
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                             0.03                   0.05
-----------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                         (0.03)                 (0.05)
-----------------------------------------------------------------------          -------                -------
NET ASSET VALUE, END OF PERIOD                                                 $    1.00              $    1.00
-----------------------------------------------------------------------          -------                -------
TOTAL RETURN (b)                                                                    2.57%                  5.07%
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------
  Expenses                                                                          0.36%                  0.36%*
-----------------------------------------------------------------------
  Net investment income                                                             5.05%                  5.34%*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  0.25%                  0.25%*
-----------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $90,692                $85,780
-----------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from June 13, 1995 (date of initial public investment) to April 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
U.S. TREASURY OBLIGATIONS--44.0%
-------------------------------------------------------------------------------------------------
$  25,000,000  11/14/1996                                                                          $   24,952,929
               ----------------------------------------------------------------------------------
   10,000,000  12/5/1996                                                                                9,949,472
               ----------------------------------------------------------------------------------
   10,000,000  12/12/1996                                                                               9,940,379
               ----------------------------------------------------------------------------------
    5,000,000  1/9/1997                                                                                 4,951,221
               ----------------------------------------------------------------------------------
   10,000,000  2/6/1997                                                                                 9,859,215
               ----------------------------------------------------------------------------------
   30,000,000  3/6/1997                                                                                29,469,271
               ----------------------------------------------------------------------------------
   10,000,000  4/3/1997                                                                                 9,779,956
               ----------------------------------------------------------------------------------
   10,000,000  5/1/1997                                                                                 9,740,567
               ----------------------------------------------------------------------------------
   15,000,000  5/29/1997                                                                               14,549,344
               ----------------------------------------------------------------------------------  --------------
               TOTAL U.S. TREASURY OBLIGATIONS                                                        123,192,354
               ----------------------------------------------------------------------------------  --------------
(a) REPURCHASE AGREEMENTS--56.4%
-------------------------------------------------------------------------------------------------
   12,000,000  Bank of America NT and SA, San Francisco, 5.510%, dated 10/31/1996, due 11/1/1996       12,000,000
               ----------------------------------------------------------------------------------
   60,000,000  Daiwa Securities America, Inc., 5.500%, dated 10/31/1996, due 11/1/1996                 60,000,000
               ----------------------------------------------------------------------------------
   13,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.500%,
               dated 10/31/1996, due 11/1/1996                                                         13,000,000
               ----------------------------------------------------------------------------------
   60,963,000  First Chicago Capital Markets, Inc., 5.500%, dated 10/31/1996,
               due 11/1/1996                                                                           60,963,000
               ----------------------------------------------------------------------------------
   12,000,000  Goldman Sachs Group, LP, 5.500%, dated 10/31/1996, due 11/1/1996                        12,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                            157,963,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST (b)                                            $  281,155,354
               ----------------------------------------------------------------------------------  --------------


 (a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($280,004,123) at October 31, 1996.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  157,963,000
---------------------------------------------------------------------------------
Investments in securities                                                             123,192,354
---------------------------------------------------------------------------------  --------------
     Total investments in securities, at amortized cost and value                                  $  281,155,354
-------------------------------------------------------------------------------------------------
Income receivable                                                                                          24,181
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     281,179,535
-------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                                             1,110,721
---------------------------------------------------------------------------------
Accrued expenses                                                                           64,691
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  1,175,412
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 280,004,123 shares outstanding                                                      $  280,004,123
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$280,004,123 / 280,004,123 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  7,244,793
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  545,805
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    150,586
----------------------------------------------------------------------------------------
Custodian fees                                                                                35,144
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      20,056
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      7,176
----------------------------------------------------------------------------------------
Auditing fees                                                                                  6,072
----------------------------------------------------------------------------------------
Legal fees                                                                                     1,104
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     30,360
----------------------------------------------------------------------------------------
Printing and postage                                                                           5,152
----------------------------------------------------------------------------------------
Insurance premiums                                                                             2,576
----------------------------------------------------------------------------------------
Miscellaneous                                                                                    184
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                        804,215
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  6,440,578
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             (UNAUDITED)           YEAR ENDED
                                                                           OCTOBER 31, 1996      APRIL 30, 1996
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $        6,440,578    $      14,047,606
----------------------------------------------------------------------  ----------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                          (6,440,578)         (14,047,606)
----------------------------------------------------------------------  ----------------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   1,179,702,448        2,423,363,168
----------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                               3,382,259            8,401,826
----------------------------------------------------------------------
Cost of shares redeemed                                                       (1,200,313,412)      (2,379,419,355)
----------------------------------------------------------------------  ----------------------  -----------------
     Change in net assets resulting from share transactions                      (17,228,705)          52,345,639
----------------------------------------------------------------------  ----------------------  -----------------
          Change in net assets                                                   (17,228,705)          52,345,639
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                              297,232,828          244,887,189
----------------------------------------------------------------------  ----------------------  -----------------
End of period                                                             $      280,004,123    $     297,232,828
----------------------------------------------------------------------  ----------------------  -----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED
                                  (UNAUDITED)
                                  OCTOBER 31,                                YEAR ENDED APRIL 30,
                                     1996          1996       1995       1994       1993       1992       1991       1990(a)
NET ASSET VALUE, BEGINNING OF
PERIOD                             $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income                 0.02          0.05       0.04       0.03       0.03       0.05       0.07        0.08
------------------------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                    (0.02)        (0.05)     (0.04)     (0.03)     (0.03)     (0.05)     (0.07)      (0.08)
------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                        2.41%         5.28%      4.49%      2.63%      2.92%      4.81%      7.17%       7.83%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                              0.59%*        0.60%      0.63%      0.61%      0.54%      0.57%      0.60%       0.35%*
------------------------------
  Net investment income                 4.72%*        5.14%      4.41%      2.60%      2.90%      4.55%      6.91%       8.17%*
------------------------------
  Expense waiver/
  reimbursement (c)                      --            --         --        0.00%      0.09%      0.12%      0.07%       0.32%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                    $280,004       $297,233   $244,887   $215,832   $214,069   $224,803    $131,263    $89,947
------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from June 1, 1989 (date of inital public investment) to April 30, 1990.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                              RATING*           VALUE
MUNICIPALS--99.7% ---------------------------------------------------------------
              KANSAS--2.2%
              -------------------------------------------------------------------
$  2,000,000  Burlington, KS, PCR Bonds (Series A), 3.50% CP (Kansas City Power
              And Light Co.)/(Toronto-Dominion Bank LOC), Mandatory Tender
              12/2/1996                                                            NR/A-1+           $   2,000,000
              -------------------------------------------------------------------                    -------------
              MASSACHUSETTS--2.8%
              -------------------------------------------------------------------
   2,500,000  Massachusetts Municipal Wholesale Electric Company, Power Supply
              System Revenue Bonds (1994 Series C) Weekly VRDNs (Canadian
              Imperial Bank of Commerce, Toronto LOC)                              VMIG1/A-1+            2,500,000
              -------------------------------------------------------------------                    -------------
              MICHIGAN--94.7%
              -------------------------------------------------------------------
   1,300,000  Cornell, MI Economic Development Corp., Industrial Development
              Revenue Refunding Bonds (Series 1990), 3.50% CP (Mead-Escanaba
              Paper Co. Project)/(Credit Suisse, Zurich LOC), Mandatory Tender
              11/26/1996                                                           NR/A-1+               1,300,000
              -------------------------------------------------------------------
   1,000,000  Cornell, MI Economic Development Corp., Industrial Development
              Revenue Refunding Bonds (Series 1990), 3.60% CP (Mead-Escanaba
              Paper Co. Project)/(Credit Suisse, Zurich LOC), Mandatory Tender
              1/7/1997                                                             NR/A-1+               1,000,000
              -------------------------------------------------------------------
   1,100,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 3.35% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle LOC),
              Mandatory Tender 12/12/1996                                          P-1/NR                1,100,000
              -------------------------------------------------------------------
   2,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 3.40% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle LOC),
              Mandatory Tender 12/9/1996                                           P-1/NR                2,000,000
              -------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                              RATING*           VALUE
(a) SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -------------------------------------------------------------------
$  1,200,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 3.50% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle LOC),
              Mandatory Tender 1/2/1997                                            P-1/NR            $   1,200,000
              -------------------------------------------------------------------
   1,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 A), 3.55% CP
              (Mead-Escanaba Paper Co. Project)/(Swiss Bank Corp., Basle LOC),
              Mandatory Tender 1/16/1997                                           P-1/NR                1,000,000
              -------------------------------------------------------------------
   1,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.35% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 12/10/1996                             P-1/NR                1,000,000
              -------------------------------------------------------------------
   2,400,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.35% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 12/2/1996                              P-1/NR                2,400,000
              -------------------------------------------------------------------
     600,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.40% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 12/10/1996                             P-1/NR                  600,000
              -------------------------------------------------------------------
   2,040,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.45% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 1/9/1997                               P-1/NR                2,040,000
              -------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                              RATING*           VALUE
(a) SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -------------------------------------------------------------------
$  2,000,000  Delta County, MI Economic Development Corp., Environmental
              Improvement Revenue Refunding Bonds (Series 1985 B), 3.55% CP
              (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
              Zurich LOC), Mandatory Tender 11/6/1996                              P-1/NR            $   2,000,000
              -------------------------------------------------------------------
     915,000  Farmington Hills, MI Economic Development Corp., Limited
              Obligations Revenue Bonds, 3.75% TOBs (Marketing
              Displays)/(Comerica Bank, Detroit, MI LOC), Optional Tender
              3/1/1997                                                             NR/NR                   915,000
              -------------------------------------------------------------------
   1,000,000  Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.)/(Old Kent
              Bank & Trust Co., Grand Rapids LOC)                                  NR/NR                 1,000,000
              -------------------------------------------------------------------
   1,000,000  Grand Rapids, MI EDR, EDRB Weekly VRDNs (Amway Hotel Corp.)/(Old
              Kent Bank & Trust Co., Grand Rapids LOC)                             NR/NR                 1,000,000
              -------------------------------------------------------------------
     955,000  Grand Rapids, MI EDR, GO LT (Series C) Weekly VRDNs (Calder
              Plaza)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                 NR/A-1+                 955,000
              -------------------------------------------------------------------
     815,000  Grand Rapids, MI IDR Weekly VRDNs (Classic Die, Inc.)/(NBD Bank,
              Michigan LOC)                                                        NR/NR                   815,000
              -------------------------------------------------------------------
   1,000,000  Kalamazoo, MI Economic Development Corp., 1995 Limited Obligation
              Revenue Refunding Bonds Weekly VRDNs (Wyndham Project, MI)/(First
              of America Bank--Illinois LOC)                                       NR/A-1                1,000,000
              -------------------------------------------------------------------
   4,700,000  Michigan Higher Education Student Loan Authority, Refunding Revenue
              Bonds (Series X11-B) Weekly VRDNs (AMBAC INS)/(Bank of Tokyo LOC)    AAA                   4,700,000
              -------------------------------------------------------------------
   1,000,000  Michigan Municipal Bond Authority, (Series B), 4.50% Bonds,
              7/25/1997                                                            NR/SP-1+              1,003,855
              -------------------------------------------------------------------
   2,000,000  Michigan Municipal Bond Authority, Series A, 4.50% Bonds, 7/3/1997   NR/SP-1+              2,007,714
              -------------------------------------------------------------------
   3,000,000  Michigan State Hospital Finance Authority Monthly VRDNs              VMIG1/NR              3,000,000
              -------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                              RATING*           VALUE
(a) SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -------------------------------------------------------------------
$  2,580,000  Michigan State Hospital Finance Authority, (Series 1994) Weekly
              VRDNs (Mt. Clemens General Hospital)/ (Comerica Bank, Detroit, MI
              LOC)                                                                 VMIG1/NR          $   2,580,000
              -------------------------------------------------------------------
   2,500,000  Michigan State Hospital Finance Authority, Hospital Equipment Loan
              Program Bonds (Series A) VRNs (First of American Bank LOC)           VMIG/NR               2,500,000
              -------------------------------------------------------------------
   1,000,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds
              (Series A), 4.00% Bonds (Henry Ford Health System, MI), 11/15/1996   NR/NR                 1,000,148
              -------------------------------------------------------------------
     900,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series A)
              Weekly VRDNs (First of America Bank--Michigan LOC)                   VMIG1/NR                900,000
              -------------------------------------------------------------------
   1,700,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series A)
              Weekly VRDNs (First of America Bank--Michigan LOC)                   VMIG1/NR              1,700,000
              -------------------------------------------------------------------
   4,000,000  Michigan State Housing Development Authority, Rental Housing
              Revenue Bonds (1994 Series C) Weekly VRDNs (Credit Suisse, Zurich
              LOC)                                                                 NR/A-1+               4,000,000
              -------------------------------------------------------------------
   3,845,000  Michigan State Housing Development Authority, Revenue Bonds (Series
              A), 3.50% CP (Sanwa Bank Ltd, Osaka LOC), Mandatory Tender
              12/5/1996                                                            P-1/A-1+              3,845,000
              -------------------------------------------------------------------
   1,100,000  Michigan State Housing Development Authority, Revenue Bonds (Series
              A), 3.55% CP (Sanwa Bank Ltd, Osaka LOC), Mandatory Tender
              1/13/1997                                                            P-1/A-1+              1,100,000
              -------------------------------------------------------------------
   1,200,000  Michigan Strategic Fund Daily VRDNs (Blair Equipment Co.)            NR/NR                 1,200,000
              -------------------------------------------------------------------
   1,400,000  Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood
              Industries, Inc. Project)/(NBD Bank, Michigan LOC)                   NR/NR                 1,400,000
              -------------------------------------------------------------------
   1,500,000  Michigan Strategic Fund, 3.45% CP (Dow Chemical Co.), Mandatory
              Tender 11/4/1996                                                     P-1/NR                1,500,000
              -------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                              RATING*           VALUE
(a) SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -------------------------------------------------------------------
$  1,750,000  Michigan Strategic Fund, 3.55% CP (Dow Chemical Co.), Mandatory
              Tender 11/7/1996                                                     P-1/A-1           $   1,750,000
              -------------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, IDRB Weekly VRDNs (Allen Group,
              Inc.)/(Dresdner Bank Ag, Frankfurt LOC)                              VMIG1/NR              2,000,000
              -------------------------------------------------------------------
     855,000  Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds
              VRNs (Peachwood Center Association)                                  NR/A-1+                 855,000
              -------------------------------------------------------------------
     990,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
              1995) Weekly VRDNs (Rowe Thomas Company Project)/(Comerica Bank,
              Detroit, MI LOC)                                                     NR/NR                   990,000
              -------------------------------------------------------------------
   4,500,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
              1995) Weekly VRDNs (United Waste Systems, Inc.)/(Bank of America
              Illinois LOC)                                                        VMIG1/A-1             4,500,000
              -------------------------------------------------------------------
     950,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
              1995) Weekly VRDNs (Wayne Disposal-- Oakland, Inc.
              Project)/(Comerica Bank, Detroit, MI LOC)                            NR/A-1                  950,000
              -------------------------------------------------------------------
   4,000,000  Michigan Strategic Fund, PCR Bonds Weekly VRDNs (General Motors
              Corp.)                                                               VMIG1/NR              4,000,000
              -------------------------------------------------------------------
   1,500,000  Michigan Strategic Fund, PCR Bonds, 3.45% CP (Dow Chemical
              Co.)/(NCNB National Bank, NC LOC), Mandatory Tender 12/3/1996        P-1/NR                1,500,000
              -------------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, PCR Bonds, 3.45% CP (Dow Chemical
              Co.)/(NCNB National Bank, NC LOC), Mandatory Tender 12/6/1996        P-1/NR                2,000,000
              -------------------------------------------------------------------
   1,000,000  Michigan Strategic Fund, PCR Bonds, 3.55% CP (Dow Chemical
              Co.)/(NCNB National Bank, NC LOC), Mandatory Tender 11/6/1996        P-1/NR                1,000,000
              -------------------------------------------------------------------
   1,050,000  Michigan Strategic Fund, Refunding Revenue Bonds
              (Series B) Weekly VRDNs (Riverfront Development Co.)                 NR/NR                 1,050,000
              -------------------------------------------------------------------
   3,000,000  Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs
              (Louisiana-Pacific Corp.)/(Wachovia Bank & Trust Co. LOC)            NR/NR                 3,000,000
              -------------------------------------------------------------------



INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                              RATING*           VALUE
(a) SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------------
              MICHIGAN--CONTINUED
              -------------------------------------------------------------------
$  1,000,000  Michigan Strategic Fund, Revenue Bonds VRNs (YWY Investments LLC)    NR/NR             $   1,000,000
              -------------------------------------------------------------------
   2,000,000  Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec
              American Forgings Inc.)                                              NR/NR                 2,000,000
              -------------------------------------------------------------------
   3,300,000  Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly
              VRDNs (Grayling Generating)/(Barclays Bank, New York LOC)            VMIG1/NR              3,300,000
              -------------------------------------------------------------------
   1,000,000  Wayne County, MI , Airport Revenue Bonds (Series B) Daily VRDNs
              (Detroit Metropolitan County)                                        NR/A-1+               1,000,000
              -------------------------------------------------------------------                    -------------
              TOTAL MICHIGAN                                                                            84,656,717
              -------------------------------------------------------------------                    -------------
              TOTAL SHORT-TERM MUNICIPALS                                                               89,156,717
              -------------------------------------------------------------------                    -------------
MUTUAL FUND SHARES--0.2%
---------------------------------------------------------------------------------
     159,000  Nuveen Tax Exempt Money Market Fund
              (AT NET ASSET VALUE)                                                 NR                      159,000
              -------------------------------------------------------------------                    -------------
              TOTAL INVESTMENTS, AT AMORTIZED COST (b)                                               $  89,315,717
              -------------------------------------------------------------------                    -------------


   * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

 (a) Securities that are subject to Altenative Minimum Tax represent 26.3% of the portfolio as calculated based upon total portfolio market value.

 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($89,408,037) at October 31, 1996.


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
CP--Commercial Paper
EDR--Economic Development Revenue
EDRB--Economic Development Revenue Bonds
GO--General Obligation
IDR--Industrial Development Revenue
IDRB--Industrial Development Revenue Bond
INS--Insured
LOC--Letter of Credit
LT--Limited Tax
PCR--Pollution Control Revenue
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes
VRNs--Variable Rate Notes

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                         $  89,315,717
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          410,228
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       89,725,945
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Income distribution payable                                                              $  221,753
---------------------------------------------------------------------------------------
Payable to Bank                                                                              41,483
---------------------------------------------------------------------------------------
Accrued expenses                                                                             54,672
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     317,908
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 89,408,037 shares outstanding                                                         $  89,408,037
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$89,408,037 / 89,408,037 shares outstanding                                                                  $1.00
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  1,373,351
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  157,849
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     43,495
----------------------------------------------------------------------------------------
Custodian fees                                                                                 6,440
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      18,216
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,840
----------------------------------------------------------------------------------------
Auditing fees                                                                                  5,336
----------------------------------------------------------------------------------------
Legal fees                                                                                     1,104
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     20,424
----------------------------------------------------------------------------------------
Share registration costs                                                                       4,416
----------------------------------------------------------------------------------------
Printing and postage                                                                           4,416
----------------------------------------------------------------------------------------
Insurance premiums                                                                             1,840
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,104
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          266,480
----------------------------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                          (78,924)
----------------------------------------------------------------------------------------  ----------
     Net expenses                                                                                          187,556
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  1,185,795
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                            OCTOBER 31, 1996      APRIL 30, 1996
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $      1,185,795      $    2,292,897
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                          (1,185,795)         (2,292,897)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                     242,089,821         497,552,563
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                 744,888           1,800,093
-----------------------------------------------------------------------
Cost of shares redeemed                                                         (228,138,907)       (491,496,824)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                       14,695,802           7,855,832
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                    14,695,802           7,855,832
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                               74,712,235          66,856,403
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                               $     89,408,037      $   74,712,235
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED
                                  (UNAUDITED)
                                  OCTOBER 31,                                YEAR ENDED APRIL 30,
                                     1996          1996       1995       1994       1993       1992       1991       1990(a)
NET ASSET VALUE, BEGINNING OF
PERIOD                             $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income                 0.02          0.03       0.03       0.02       0.02       0.04       0.05        0.05
------------------------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                    (0.02)        (0.03)     (0.03)     (0.02)     (0.02)     (0.04)     (0.05)      (0.05)
------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
------------------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                        1.52%         3.24%      2.81%      1.98%      2.27%      3.68%      5.18%       5.14%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                              0.48%*        0.53%      0.59%      0.50%      0.53%      0.50%      0.67%       0.44%*
------------------------------
  Net investment income                 3.01%*        3.18%      2.80%      1.96%      2.23%      3.51%      5.02%       5.70%*
------------------------------
  Expense waiver/
  reimbursement (c)                     0.20%*        0.20%      0.21%      0.22%      0.20%      0.39%      0.19%       0.39%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                      $89,408       $74,712    $66,856    $55,013    $84,763     $71,745   $31,705    $28,921
------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the periods from June 14, 1989 (date of inital public investment) to April 30, 1990.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



INDEPENDENCE ONE MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Money Market Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

                     PORTFOLIO NAME                                       INVESTMENT OBJECTIVE
Independence One Prime Money Market Fund ("Prime Money     To provide current income consistent with
Market Fund")(d)                                           stability of principal.
Independence One U.S. Treasury Money Market Fund ("U.S.    To provide current income consistent with
Treasury Money Market Fund")(d)                            stability of principal.
Independence One Michigan Municipal Cash Fund ("Michigan   To provide stability of income and
Municipal Cash Fund")                                      current income exempt from federal
                                                           regular income tax and Michigan state
                                                           income tax consistent with stability
                                                           of principal.


(d) Diversified portfolio.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective May 1, 1995, Prime Money Market Fund's existing shares (Investment Shares) were designated "Class A Shares" and a new class of shares was designated "Class B Shares."

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-ended regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of Prime Money Market Fund and U.S. Treasury Money Market Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     Prime Money Market Fund and U.S. Treasury Money Market Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                                                PRIME MONEY MARKET FUND
                                                                         SIX MONTHS ENDED         YEAR ENDED
                           CLASS A SHARES                                OCTOBER 31, 1996       APRIL 30, 1996
Shares sold                                                                 1,157,246,828          2,125,876,995
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared              3,209,951              7,678,573
--------------------------------------------------------------------
Shares redeemed                                                            (1,088,237,190)        (2,056,171,298)
--------------------------------------------------------------------  ----------------------  -------------------
     Net change resulting from Class A Share transactions                      72,219,589             77,384,270
--------------------------------------------------------------------  ----------------------  -------------------


                                                                                PRIME MONEY MARKET FUND
                                                                         SIX MONTHS ENDED        PERIOD ENDED
                           CLASS B SHARES                                OCTOBER 31, 1996       APRIL 30, 1996*
Shares sold                                                                   192,851,216            386,181,577
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                794,842                758,034
--------------------------------------------------------------------
Shares redeemed                                                              (188,733,960)          (301,160,074)
--------------------------------------------------------------------  ----------------------  -------------------
     Net change resulting from Class B Share transactions                       4,912,098             85,779,537
--------------------------------------------------------------------  ----------------------  -------------------
          Net change resulting from Share transactions                         77,131,687            163,163,807
--------------------------------------------------------------------  ----------------------  -------------------


* For the period from June 13, 1995 (date of initial public investment) to April 30, 1996.

                                                                                     U.S. TREASURY
                                                                                   MONEY MARKET FUND
                                                                         SIX MONTHS ENDED         YEAR ENDED
                                                                         OCTOBER 31, 1996       APRIL 30, 1996
Shares sold                                                                 1,179,702,448          2,423,363,168
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared              3,382,259              8,401,826
--------------------------------------------------------------------
Shares redeemed                                                            (1,200,313,412)        (2,379,419,355)
--------------------------------------------------------------------  ----------------------  -------------------
     Net change resulting from Share transactions                             (17,228,705)            52,345,639
--------------------------------------------------------------------  ----------------------  -------------------



INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                  MICHIGAN MUNICIPAL
                                                                                       CASH FUND
                                                                         SIX MONTHS ENDED         YEAR ENDED
                                                                         OCTOBER 31, 1996       APRIL 30, 1996
Shares sold                                                                   242,089,821            497,552,563
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                744,888              1,800,093
--------------------------------------------------------------------
Shares redeemed                                                              (228,138,907)          (491,496,824)
--------------------------------------------------------------------  ----------------------  -------------------
          Net change resulting from Share transactions                         14,695,802              7,855,832
--------------------------------------------------------------------  ----------------------  -------------------


At October 31, 1996, capital paid-in for Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash fund aggregated $473,902,342, $280,004,123 and $89,408,037, respectively.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class A shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.


INDEPENDENCE ONE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 76.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.0% of total investments.

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                                           Edward C. Gonzales
Harold Berry                                              President and Treasurer
Clarence G. Frame                                         Jeffrey W. Sterling
Harry J. Nederlander                                      Vice President and Assistant Treasurer
Thomas S. Wilson                                          Jay S. Neuman
                                                          Secretary
                                                          Gail Cagney
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.